Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 18, 2011	Oct. 02, 2010
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2010
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Entity Registrant Name	NUCOR CORP
Entity Central Index Key	0000073309
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		315,900,930
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Public Float			$ 11,720,000,000

Consolidated Balance Sheets (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents (Note 15)	$ 1,325,406,000	$ 2,016,981,000
Short-term investments (Notes 4 and 15)	1,153,623,000	225,000,000
Accounts receivable, net (Note 5)	1,439,828,000	1,116,035,000
Inventories, net (Note 6)	1,557,574,000	1,312,903,000
Other current assets (Notes 14, 15 and 20)	384,744,000	511,329,000
Total current assets	5,861,175,000	5,182,248,000
Property, plant and equipment, net (Note 7)	3,852,118,000	4,013,836,000
Restricted cash (Notes 11 and 15)	598,482,000
Goodwill (Note 8)	1,836,294,000	1,803,021,000
Other intangible assets, net (Note 8)	856,125,000	902,922,000
Other assets (Notes 9 and 11)	917,716,000	669,877,000
Total assets	13,921,910,000	12,571,904,000
Current liabilities:
Short-term debt (Notes 11 and 15)	13,328,000	1,748,000
Long-term debt due within one year (Notes 11 and 15)		6,000,000
Accounts payable (Note 10)	896,703,000	707,038,000
Salaries, wages and related accruals (Notes 17 and 18)	207,168,000	154,997,000
Accrued expenses and other current liabilities (Notes 10, 14, 15 and 16)	387,239,000	357,274,000
Total current liabilities	1,504,438,000	1,227,057,000
Long-term debt due after one year (Notes 11 and 15)	4,280,200,000	3,080,200,000
Deferred credits and other liabilities (Notes 14, 15, 16, 17, 18 and 20)	806,578,000	680,358,000
Total liabilities	6,591,216,000	4,987,615,000
Commitments and contingencies (Notes 6 and 16)
Nucor stockholders' equity (Notes 12, 13 and 17):
Common stock (800,000 shares authorized; 375,451 and 374,692 shares issued, respectively)	150,181,000	149,877,000
Additional paid-in capital	1,711,518,000	1,675,777,000
Retained earnings	6,795,988,000	7,120,218,000
Accumulated other comprehensive loss, net of income taxes (Notes 2 and 14)	(27,776,000)	(41,056,000)
Treasury stock (59,660 and 59,836, respectively)	(1,509,841,000)	(1,514,290,000)
Total Nucor stockholders' equity	7,120,070,000	7,390,526,000
Noncontrolling interests	210,624,000	193,763,000
Total equity	7,330,694,000	7,584,289,000
Total liabilities and equity	$ 13,921,910,000	$ 12,571,904,000

Consolidated Balance Sheets (Parenthetical) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Common stock, shares authorized	800,000	800,000
Common stock, shares issued	375,451	374,692
Treasury stock, shares	59,660	59,836

Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales	$ 15,844,627	$ 11,190,296	$ 23,663,324
Costs, expenses and other:
Cost of products sold	15,000,962	11,035,903	19,612,283
Marketing, administrative and other expenses	391,375	348,478	714,064
Equity in losses of unconsolidated affiliates	32,082	82,341	36,920
Impairment of non-current assets (Note 9)		2,800	105,183
Interest expense, net (Note 19)	153,093	134,752	90,483
Costs and expenses, operating and nonoperating, total	15,577,512	11,604,274	20,558,933
Earnings (loss) before income taxes and noncontrolling interests	267,115	(413,978)	3,104,391
Provision for (benefit from) income taxes (Note 20)	60,792	(176,800)	959,480
Net earnings (loss)	206,323	(237,178)	2,144,911
Earnings attributable to noncontrolling interests	72,231	56,435	313,921
Net earnings (loss) attributable to Nucor stockholders	$ 134,092	$ (293,613)	$ 1,830,990
Net earnings (loss) per share (Note 21):
Basic	$ 0.42	$ (0.94)	$ 5.99
Diluted	$ 0.42	$ (0.94)	$ 5.98

Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock (at cost) [Member]	Total Nucor Stockholders' Equity [Member]	Noncontrolling Interests [Member]	Total
BALANCES, shares at Dec. 31, 2007	373,255				85,262
BALANCES at Dec. 31, 2007	$ 149,302	$ 256,406	$ 6,621,646	$ 163,362	$ (2,077,799)	$ 5,112,917	$ 287,446	$ 5,400,363
Comprehensive income:
Net earnings (loss)			1,830,990			1,830,990	313,921	2,144,911
Net unrealized loss on hedging derivatives, net of income taxes				(60,137)		(60,137)		(60,137)
Reclassification adjustment for gain/(loss) on settlement of hedging derivatives included in net earnings/loss, net of income taxes				(9,863)		(9,863)		(9,863)
Foreign currency translation gain/(loss), net of income taxes				(284,199)		(284,199)	(335)	(284,534)
Adjustment to early-retiree medical plan, net of income taxes				575		575		575
Total comprehensive income (loss)						1,477,366	313,586	1,790,952
Stock options exercised (in shares)	553
Stock options exercised	221	10,490				10,711		10,711
Issuance of stock under award plans, net of forfeitures, shares	261				(276)
Issuance of stock under award plans, net of forfeitures	105	46,340			6,728	53,173		53,173
Amortization of unearned compensation		5,025				5,025		5,025
Issuance of stock under public equity offering, shares					(27,668)
Issuance of stock under public equity offering		1,311,720			674,259	1,985,979		1,985,979
Treasury stock acquired, shares					2,774
Treasury stock acquired					(123,960)	(123,960)		(123,960)
Cash dividends ( $1.91, $1.41 and $1.4425 for 2008, 2009 and 2010 per share respectively)			(592,007)			(592,007)		(592,007)
Distributions to noncontrolling interests							(275,075)	(275,075)
Other							1,520	1,520
BALANCES, shares at Dec. 31, 2008	374,069				60,092
BALANCES at Dec. 31, 2008	149,628	1,629,981	7,860,629	(190,262)	(1,520,772)	7,929,204	327,477	8,256,681
Comprehensive income:
Net earnings (loss)			(293,613)			(293,613)	56,435	(237,178)
Net unrealized loss on hedging derivatives, net of income taxes				(48,616)		(48,616)		(48,616)
Reclassification adjustment for gain/(loss) on settlement of hedging derivatives included in net earnings/loss, net of income taxes				40,543		40,543		40,543
Foreign currency translation gain/(loss), net of income taxes				155,201		155,201	84	155,285
Adjustment to early-retiree medical plan, net of income taxes				2,078		2,078		2,078
Total comprehensive income (loss)						(144,407)	56,519	(87,888)
Stock options exercised (in shares)	239
Stock options exercised	95	3,645				3,740		3,740
Issuance of stock under award plans, net of forfeitures, shares	384				(256)
Issuance of stock under award plans, net of forfeitures	154	38,247			6,482	44,883		44,883
Amortization of unearned compensation		3,904				3,904		3,904
Cash dividends ( $1.91, $1.41 and $1.4425 for 2008, 2009 and 2010 per share respectively)			(446,798)			(446,798)		(446,798)
Distributions to noncontrolling interests							(190,233)	(190,233)
BALANCES, shares at Dec. 31, 2009	374,692				59,836
BALANCES at Dec. 31, 2009	149,877	1,675,777	7,120,218	(41,056)	(1,514,290)	7,390,526	193,763	7,584,289
Comprehensive income:
Net earnings (loss)			134,092			134,092	72,231	206,323
Net unrealized loss on hedging derivatives, net of income taxes				(29,957)		(29,957)		(29,957)
Reclassification adjustment for gain/(loss) on settlement of hedging derivatives included in net earnings/loss, net of income taxes				35,141		35,141		35,141
Foreign currency translation gain/(loss), net of income taxes				8,172		8,172	10	8,182
Adjustment to early-retiree medical plan, net of income taxes				(76)		(76)		(76)
Total comprehensive income (loss)						147,372	72,241	219,613
Stock options exercised (in shares)	319
Stock options exercised	128	4,534				4,662		4,662
Stock option expense		729				729		729
Issuance of stock under award plans, net of forfeitures, shares	440				(176)
Issuance of stock under award plans, net of forfeitures	176	28,152			4,449	32,777		32,777
Amortization of unearned compensation		2,326				2,326		2,326
Cash dividends ( $1.91, $1.41 and $1.4425 for 2008, 2009 and 2010 per share respectively)			(458,322)			(458,322)		(458,322)
Distributions to noncontrolling interests							(55,380)	(55,380)
BALANCES, shares at Dec. 31, 2010	375,451				59,660
BALANCES at Dec. 31, 2010	$ 150,181	$ 1,711,518	$ 6,795,988	$ (27,776)	$ (1,509,841)	$ 7,120,070	$ 210,624	$ 7,330,694

Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash dividends per share	$ 1.4425	$ 1.41	$ 1.91

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities:
Net earnings (loss)	$ 206,323	$ (237,178)	$ 2,144,911
Adjustments:
Depreciation	512,147	494,035	479,484
Amortization	70,455	72,388	69,423
Stock-based compensation	43,041	54,665	49,873
Deferred income taxes	138,262	88,546	(293,476)
Equity in losses of unconsolidated affiliates	32,082	82,341	36,920
Impairment of non-current assets		2,800	105,183
Changes in assets and liabilities (exclusive of acquisitions):
Accounts receivable	(310,188)	141,104	855,572
Inventories	(231,913)	1,117,600	(364,280)
Accounts payable	186,417	170,229	(861,334)
Federal income taxes	180,821	(422,116)	278,663
Salaries, wages and related accruals	56,641	(419,800)	129,927
Other	(10,684)	28,580	(128,803)
Cash provided by operating activities	873,404	1,173,194	2,502,063
Investing activities:
Capital expenditures	(345,294)	(390,500)	(1,018,980)
Investment in and advances to affiliates	(434,006)	(63,563)	(720,713)
Repayment of advances to affiliates	83,885
Disposition of plant and equipment	24,944	11,371	17,180
Acquisitions (net of cash acquired)	(64,788)	(32,720)	(1,826,030)
Purchases of investments	(1,323,264)	(261,389)	(289,423)
Proceeds from the sale of investments	394,640	36,389	499,709
Proceeds from currency derivative contracts			1,441,862
Settlement of currency derivative contracts			(1,424,291)
Changes in restricted cash	(598,482)
Cash used in investing activities	(2,262,365)	(700,412)	(3,320,686)
Financing activities:
Net change in short-term debt (exclusive of acquisitions)	11,561	(6,908)	(149,837)
Repayment of long-term debt	(6,000)	(180,400)
Proceeds from issuance of long-term debt, net of discount	1,198,992		989,715
Debt issuance costs	(4,050)		(6,937)
Issuance of common stock	4,687	3,716	1,996,690
Excess tax benefits from stock- based compensation	(700)	(3,100)	10,600
Distributions to noncontrolling interests	(55,380)	(190,233)	(275,075)
Cash dividends	(457,282)	(443,109)	(658,051)
Acquisition of treasury stock			(123,960)
Cash provided by (used in) financing activities	691,828	(820,034)	1,783,145
Effect of exchange rate changes on cash	5,558	9,103	(3,335)
Increase (decrease) in cash and cash equivalents	(691,575)	(338,149)	961,187
Cash and cash equivalents - beginning of year	2,016,981	2,355,130	1,393,943
Cash and cash equivalents - end of year	$ 1,325,406	$ 2,016,981	$ 2,355,130

Nature of Operations and Basis of Presentation	12 Months Ended
Dec. 31, 2010
Nature of Operations and Basis of Presentation
1.	Nature of Operations and Basis of Presentation

Nature of Operations

Nucor is principally a manufacturer of steel and steel products, as well as a scrap processor, with operating facilities and customers primarily located in North America.

Principles of Consolidation

The consolidated financial statements include Nucor and its controlled subsidiaries, including Nucor-Yamato Steel Company, a limited partnership of which Nucor owns 51%. All significant intercompany transactions are eliminated.

Distributions are made to minority interest partners in Nucor-Yamato Steel Company in accordance with the limited partnership agreement by mutual agreement of the general partners. At a minimum, sufficient cash is distributed so that each partner may pay their U.S. federal and state income taxes.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Reclassifications

Certain amounts for prior years have been reclassified to conform to the 2010 presentation.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Cash and Cash Equivalents

Cash and cash equivalents are recorded at cost plus accrued interest, which approximates market, and have original maturities of three months or less at the date of purchase. Cash and cash equivalents are maintained primarily with a few high-credit quality financial institutions.

Short-term Investments

Short-term investments are recorded at cost plus accrued interest, which approximates market. Unrealized gains and losses on investments classified as available-for-sale are recorded as a component of accumulated other comprehensive income (loss). Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such determination at each balance sheet date.

Inventories Valuation

Inventories are stated at the lower of cost or market. Inventories valued using the last-in, first-out (LIFO) method of accounting represent approximately 45% of total inventories as of December 31, 2010 (48% as of December 31, 2009). All inventories held by the parent company and Nucor-Yamato Steel Company are valued using the LIFO method of accounting except for supplies that are consumed indirectly in the production process, which are valued using the first-in, first-out (FIFO) method of accounting. All inventories held by other subsidiaries of the parent company are valued using the FIFO method of accounting. The Company records any amount required to reduce the carrying value of inventory to net realizable value as a charge to cost of products sold.

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is provided on a straight-line basis over the estimated useful lives of the assets. The costs of planned major maintenance activities are capitalized and amortized over the period until the next scheduled major maintenance activity. All other repairs and maintenance activities are expensed when incurred.

Goodwill and Other Intangibles

Goodwill is the excess of cost over the fair value of net assets of businesses acquired. Goodwill is not amortized but is tested annually for impairment and whenever events or circumstances change that would make it more likely than not that an impairment may have occurred. We perform our annual impairment analysis as of the first day of the fourth quarter each year. The evaluation of impairment involves comparing the current estimated fair value of each reporting unit, which is a level below the operating segment, to the recorded value, including goodwill. Nucor primarily uses a discounted cash flow model to determine the current estimated fair value of its reporting units. A number of significant assumptions and estimates are involved in the application of the discounted cash flow model to forecast operating cash flows, including market growth and market share, sales volumes and prices, costs to produce, discount rate and estimated capital needs. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated. Assumptions in estimating future cash flows are subject to a high degree of judgment and complexity. Changes in assumptions and estimates may affect the carrying value of goodwill and could result in additional impairment charges in future periods.

Finite-lived intangible assets are amortized over their useful lives.

Long-Lived Asset Impairments

We evaluate our property, plant and equipment and finite-lived intangible assets for potential impairment on an individual asset basis or at the lowest level asset grouping for which cash flows can be separately identified. Asset impairments are assessed whenever changes in circumstances indicate that the carrying amounts of those productive assets could exceed their projected undiscounted cash flows. When it is determined that an impairment exists, the related assets are written down to estimated fair market value.

Equity Method Investments

Investments in joint ventures in which Nucor shares control over the financial and operating decisions but in which Nucor is not the primary beneficiary are accounted for under the equity method. Each of the Company's equity method investments is subject to a review for impairment if, and when, circumstances indicate that a decline in value below its carrying amount may have occurred. If management considers the decline to be other than temporary, the Company would write down the investment to its estimated fair market value.

Derivative Financial Instruments

Nucor uses derivative financial instruments from time to time primarily to partially manage its exposure to price risk related to natural gas purchases used in the production process as well as copper and aluminum purchased for resale to its customers. In addition, Nucor uses derivatives from time to time to partially manage its exposure to changes in interest rates on outstanding debt instruments and uses forward foreign exchange contracts to hedge cash flows associated with certain assets and liabilities, firm commitments and anticipated transactions.

Nucor recognizes all derivative instruments in the consolidated balance sheets at fair value. Amounts included in accumulated other comprehensive income (loss) related to cash flow hedges are reclassified into earnings when the underlying transaction is recognized in net earnings. Changes in fair value hedges are reported currently in earnings along with changes in the fair value of the hedged items. When cash flow and fair value hedges affect net earnings, they are included on the same line as the underlying transaction (cost of products sold or interest expense). If these instruments do not meet hedge accounting criteria, the change in fair value is recognized immediately in earnings in the same financial statement line item as the underlying transaction.

Revenue Recognition

Nucor recognizes revenue when the customer takes title, assumes risk of loss, and when collection is reasonably assured.

Freight Costs

Internal fleet and some common carrier costs are included in marketing, administrative and other expenses. These costs included in marketing, administrative and other expenses were  $59.9 million in 2010 ( $54.3 million in 2009 and  $99.2 million in 2008). All other freight costs are included in cost of products sold.

Income Taxes

Nucor utilizes the liability method of accounting for income taxes. Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized.

Nucor recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Potential accrued interest and penalties related to unrecognized tax benefits within operations are recognized as a component of earnings before taxes and noncontrolling interests.

Nucor's intention is to permanently reinvest the earnings of certain foreign investments. Accordingly, no provisions have been made for taxes that may be payable upon remittance of such earnings.

Stock-Based Compensation

The Company recognizes the cost of stock-based compensation as an expense using fair value measurement methods. The assumptions used to calculate the fair value of stock-based compensation granted are evaluated and revised, as necessary, to reflect market conditions and experience.

Comprehensive Income (Loss)

Nucor reports comprehensive income (loss) and the changes in accumulated other comprehensive income (loss) in its consolidated statements of stockholders' equity. Accumulated other comprehensive income (loss) is comprised of the following:

	December 31,
	2010	2009

Foreign currency translation, net of income taxes when applicable	$27,923	$19,751
Early-retiree medical plan adjustments, net of income taxes	13,190	13,266
Fair market value of derivatives, net of income taxes	(68,889)	(74,073)

	$(27,776)	$(41,056)

Foreign Currency Translation

For Nucor's operations where the functional currency is other than the U.S. dollar, assets and liabilities have been translated at year-end exchange rates, and income and expenses translated using average exchange rates for the respective periods. Adjustments resulting from the process of translating an entity's financial statements into the U.S. dollar have been recorded in accumulated other comprehensive income (loss) and are included in net earnings only upon sale or liquidation of the underlying investments. Foreign currency transaction gains and losses are included in operations in the period they occur.

Noncontrolling Interests

In January 2009, Nucor adopted accounting guidance that amended previous accounting and reporting for a noncontrolling interest in a subsidiary. Upon adoption of this guidance, noncontrolling interests of  $327.5 million was reclassified to equity as of December 31, 2008 and earnings attributable to noncontrolling interests of  $313.9 million for the year ended December 31, 2008 was presented as a reconciling item in the consolidated statements of earnings.

Recent Accounting Pronouncements

In January 2010, Nucor adopted accounting guidance regarding the consolidation of variable interest entities ("VIEs"). The new guidance requires a qualitative approach to identifying a controlling financial interest in a VIE, and requires ongoing reassessments of whether an entity is a VIE and whether an entity is the primary beneficiary of a VIE. Adoption of this accounting standard had no impact on Nucor's consolidated financial statements.

In January 2010, Nucor adopted accounting guidance that requires an entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. Adoption of this accounting standard did not have a material impact on Nucor's consolidated financial statements.

In January 2010, the Financial Accounting Standards Board issued changes to disclosure requirements for fair value measurements. For fair value measurements using significant unobservable inputs (Level 3), the changes require a reporting entity to present separate information about gross purchases, sales, issuances and settlements. These changes are effective for Nucor beginning January 2011. The adoption of this guidance is not expected to have an impact on the consolidated financial statements.

Acquisitions	12 Months Ended
Dec. 31, 2010
Acquisitions
3.	Acquisitions

2010

In April 2010, Nucor acquired a 50% economic and voting interest in NuMit LLC for a purchase price of approximately  $221.3 million. NuMit owns 100% of the equity interest in Steel Technologies LLC, an operator of 23 sheet processing facilities throughout the U.S., Canada and Mexico. Nucor accounts for the investment using the equity method (see Note 9).

2008

Nucor completed the acquisition of the stock of SHV North America Corporation, which owns 100% of The David J. Joseph Company ("DJJ") and related affiliates, for a purchase price of approximately  $1.44 billion in February 2008. In addition to its scrap processing and brokerage operations, DJJ owns over 2,000 scrap-related railcars and provides complete fleet management and logistics services to third parties.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed of DJJ as of the date of acquisition (in thousands):

Current assets	$758,748
Property, plant and equipment	288,440
Goodwill	837,378
Other intangible assets	449,167
Other assets	6,211

Total assets acquired	2,339,944

Current liabilities	(696,000)
Long-term debt	(16,300)
Deferred credits and other liabilities	(184,037)

Total liabilities assumed	(896,337)

Net assets acquired	$1,443,607

The purchase price allocation to the identifiable intangible assets is as follows (in thousands, except years):

		Weighted - Average Life
Customer relationships	$389,200	20 years
Trade names	56,200	20 years
Other	3,767	18 years

	$449,167	20 years

Approximately  $630.9 million of the goodwill has been allocated to the raw materials segment. The remaining  $206.5 million of the goodwill has been allocated to the steel mills segment on the basis that certain cost synergies will benefit these businesses (see Note 8).

The results of DJJ have been included in the consolidated financial statements from the date of acquisition. Unaudited pro forma results for Nucor, assuming the acquisition of DJJ occurred at the beginning of 2008 are as follows (in thousands, except per share data):

2008
Net sales	$24,112,311
Net earnings attributable to Nucor stockholders	1,842,751
Net earnings per share:
Basic	$6.03
Diluted	$6.02

At the beginning of the second quarter of 2008, Nucor acquired substantially all the assets of Metal Recycling Services Inc. ("MRS") for approximately  $56.6 million. Based in Monroe, North Carolina, MRS, which is managed by DJJ, operates a full-service processing facility and two feeder yards. In April 2008, DJJ acquired substantially all the assets of Galamba Metals Group, which now operates under the Advantage Metals Recycling, LLC ("AMR") name, for approximately  $112.6 million. AMR operates 16 full-service scrap processing facilities in Kansas, Missouri and Arkansas. The cash purchase price of these two acquisitions resulted in goodwill of approximately  $29.8 million that was allocated to the raw materials segment. The purchase price also included approximately  $73.2 million of identifiable intangibles, primarily customer relationships that are being amortized over 20 years.

In August 2008, Nucor's wholly owned subsidiary, Harris Steel, Inc., acquired all of the issued and outstanding common shares of Ambassador Steel Corporation ("Ambassador") for a cash purchase price of approximately  $185.1 million. At closing, Harris Steel also repaid Ambassador's bank debt of approximately  $135.6 million. The purchase price was adjusted in 2009, resulting in the payment of an additional  $25.7 million. Based in Auburn, Indiana, Ambassador is a fabricator and distributor of concrete reinforcing steel and related products. The adjusted purchase price included approximately  $97.4 million of goodwill that was allocated as follows:  $8.2 million to the steel products segment,  $60.0 million to the steel mills segment and  $29.2 million to the steel trading businesses included in the "All other" category. The purchase price also included  $60.0 million of identifiable intangibles, primarily customer relationships that are being amortized over 20 years.

In the steel mills segment, in July 2008, Nucor acquired 50% of the equity interest in Duferdofin Nucor S.r.l., for the purchase price of approximately  $667.0 million. Duferdofin Nucor operates a steel melt shop with a bloom/billet caster, two rolling mills and a bar mill in Italy. Nucor accounts for this investment using the equity method (see Note 9).

All Years

Other minor acquisitions, exclusive of purchase price adjustments of acquisitions made in prior years, totaled  $64.8 million in 2010 ( $8.1 million in 2009 and  $81.6 million in 2008). Non-cash investing and financing activities included the assumption of  $3.1 million of liabilities with the acquisitions in 2010 ( $1.2 million in 2009 and  $1.12 billion in 2008).

Short-term Investments	12 Months Ended
Dec. 31, 2010
Short-term Investments
4.	Short-term Investments

Nucor's short-term investments held as of December 31, 2010 or 2009 consisted of certificates of deposit (CDs), Federal Home Loan Bank (FHLB) obligations and variable rate demand notes (VRDNs). FHLB consolidated obligations carry the highest credit ratings from both Moody's and Standard & Poor's. VRDNs are variable rate bonds tied to short-term interest rates with stated original maturities in excess of 90 days. All of the VRDNs in which Nucor invests are secured by a direct-pay letter of credit issued by a high-credit quality financial institution. Nucor can receive the principal invested and interest accrued thereon no later than seven days after notifying the financial institution that Nucor elects to tender the VRDNs. As the interest rate on the CDs and the coupon rate on the FHLBs are fixed at inception, and the VRDNs trade at par value, no realized or unrealized gains or losses were incurred in 2010, 2009 or 2008.

The following is a summary of the short-term investments held at December 31, 2010 and 2009:

	(In thousands) December 31,
	2010	2009

Certificates of deposit	$800,363	$150,000
Federal home loan bank obligations	-	75,000
Variable rate demand notes	353,260	-

	$1,153,623	$225,000

Aggregate contractual maturities of Nucor's short-term investments are  $800.4 million in 2011 and  $353.3 million in 2031 and thereafter.

Accounts Receivable	12 Months Ended
Dec. 31, 2010
Accounts Receivable
5.	Accounts Receivable

An allowance for doubtful accounts is maintained for estimated losses resulting from the inability of our customers to make required payments. Accounts receivable are stated net of the allowance for doubtful accounts of  $61.2 million at December 31, 2010 ( $52.9 million at December 31, 2009 and  $64.9 million at December 31, 2008).

Inventories	12 Months Ended
Dec. 31, 2010
Inventories
6.	Inventories

Inventories consist of approximately 41% raw materials and supplies and 59% finished and semi-finished products at December 31, 2010 (48% and 52%, respectively, at December 31, 2009). Nucor's manufacturing process consists of a continuous, vertically integrated process from which products are sold to customers at various stages throughout the process. Since most steel products can be classified as either finished or semi-finished products, these two categories of inventory are combined.

If the FIFO method of accounting had been used, inventories would have been  $620.4 million higher at December 31, 2010 ( $456.4 million higher at December 31, 2009). During 2010, inventory quantities at locations that value inventory using LIFO were reduced, resulting in a liquidation of LIFO inventory layers carried at lower costs that prevailed in prior years. The effect of the liquidation was to decrease cost of products sold by  $30.4 million in 2010 ( $81.5 million in 2009 and there was no liquidation of LIFO inventory layers in 2008). Use of the lower of cost or market method reduced inventories by  $2.9 million at December 31, 2010 ( $9.2 million at December 31, 2009).

Nucor has entered into supply agreements for certain raw materials, utilities and other items in the ordinary course of business. These agreements extend into 2028 and total approximately  $5.90 billion at December 31, 2010.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment
7.	Property, Plant and Equipment

	(In thousands) December 31,
	2010	2009

Land and improvements	$431,765	$403,281
Buildings and improvements	834,661	812,130
Machinery and equipment	7,502,203	7,212,984
Construction in process and equipment deposits	323,845	370,040

	9,092,474	8,798,435
Less accumulated depreciation	(5,240,356)	(4,784,599)

	$3,852,118	$4,013,836

The estimated useful lives range from four to 10 years for land improvements, nine to 31.5 years for buildings and improvements, and two to 15 years for machinery and equipment.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets
8.	Goodwill and Other Intangible Assets

The change in the net carrying amount of goodwill for the years ended December 31, 2010 and 2009 by segment is as follows (in thousands):

	Steel Mills	Steel Products	Raw Materials	All Other	Total

Balance, December 31, 2008	$208,466	$755,562	$665,075	$102,942	$1,732,045
Acquisitions	-	-	-	-	-
Purchase price adjustments of previous acquisitions	60,000	(19,979)	-	(14,090)	25,931
Translation	-	45,045	-	-	45,045

Balance, December 31, 2009	268,466	780,628	665,075	88,852	1,803,021
Acquisitions	-	-	14,841	-	14,841
Purchase price adjustments of previous acquisitions	-	-	-	-	-
Translation	-	18,432	-	-	18,432

Balance, December 31, 2010	$268,466	$799,060	$679,916	$88,852	$1,836,294

The majority of goodwill is not tax deductible. During 2009,  $35.3 million of the goodwill originally allocated to the steel products segment and  $24.7 million of the goodwill originally allocated to the steel trading businesses included in the "All other" category for the 2008 acquisition of Ambassador Steel Corporation was reallocated to the steel mills segment, for a total of  $60.0 million. The reallocation was made on the basis that expected cost synergies will benefit the steel mills.

Intangible assets with estimated lives of five to 22 years are amortized on a straight-line or accelerated basis and are comprised of the following (in thousands):

	December 31, 2010		December 31, 2009

	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Customer relationships	$944,920	$203,969	$922,839	$142,886
Trademarks and trade names	123,713	19,351	122,136	13,159
Other	27,869	17,057	27,869	13,877

	$1,096,502	$240,377	$1,072,844	$169,922

Intangible asset amortization expense was  $70.5 million in 2010 ( $72.4 million in 2009 and  $69.4 million in 2008). Annual amortization expense is estimated to be  $64.4 million in 2011;  $61.4 million in 2012;  $57.9 million in 2013;  $55.8 million in 2014; and  $54.0 million in 2015.

The Company completed its annual goodwill impairment testing as of the first day of the fourth quarter of 2010, 2009, and 2008 and concluded that there was no impairment of goodwill for any of its reporting units. We do not believe there are currently any reporting units at risk of impairment in the near term.

Equity Investments	12 Months Ended
Dec. 31, 2010
Equity Investments
9.	Equity Investments

The carrying value of our equity investments in domestic and foreign companies was  $797.6 million at December 31, 2010 ( $582.5 million at December 31, 2009) and is recorded in other assets in the consolidated balance sheets.

In 2008, Nucor acquired a 50% economic and voting interest in Duferdofin Nucor S.r.l., an Italian steel manufacturer. Nucor accounts for the investment in Duferdofin Nucor (on a one-month lag basis) under the equity method, as control and risk of loss are shared equally between the members.

Nucor's investment in Duferdofin Nucor at December 31, 2010 was  $531.9 million ( $534.0 million at December 31, 2009). Nucor's 50% share of the total net assets of Duferdofin Nucor was  $78.5 million at December 31, 2010, resulting in a basis difference of  $453.4 million due to the step-up to fair value of certain assets and liabilities attributable to Duferdofin Nucor as well as the identification of goodwill ( $322.7 million) and finite-lived intangible assets. This basis difference, excluding the portion attributable to goodwill, is being amortized based on the remaining estimated useful lives of the various underlying net assets, as appropriate. Amortization expense and other purchase accounting adjustments associated with the fair value step-up was  $11.5 million in 2010 ( $15.4 million in 2009 and  $32.0 million in 2008).

During the first quarter of 2010, Duferdofin Nucor repaid € 35 million ( $48.9 million as of the payment date) of notes receivable that were outstanding with Nucor as of December 31, 2009. Nucor subsequently contributed additional capital in the form of equity of € 45 million ( $63.7 million as of the contribution date) to the joint venture. Also, Nucor recorded two additional notes receivable from Duferdofin Nucor with a total value of € 20 million ( $26.7 million as of December 31, 2010). The notes receivable bear interest at the twelve-month Euro Interbank Offered Rate (Euribor) as of the date of the notes plus 1% per year. The interest rates were reset on September 30, 2010 to the Euribor twelve month rate as of that date plus 1% per year. The principal amounts are due on January 31, 2016. Accordingly, the notes receivable were classified in other assets in the consolidated balance sheets as of December 31, 2010.

In September 2010, Nucor issued a guarantee for its ownership percentage (50%) of up to € 112.5 million of Duferdofin Nucor's credit facilities. As of December 31, 2010, Duferdofin Nucor had € 87.0 million outstanding under these credit facilities. The portion of the amount outstanding that was guaranteed by Nucor was € 43.5 million ( $58.1 million). Nucor has not recorded any liability associated with the guarantee.

In April 2010, Nucor acquired a 50% economic and voting interest in NuMit LLC. NuMit owns 100% of the equity interest in Steel Technologies LLC, an operator of 23 sheet processing facilities located throughout the U.S., Canada and Mexico. Nucor accounts for the investment in NuMit (on a one-month lag basis) under the equity method as control and risk of loss are shared equally between the members. The acquisition did not result in a significant amount of goodwill or intangible assets.

Nucor's investment in NuMit at December 31, 2010 was  $229.1 million, comprised of the purchase price of approximately  $221.3 million plus equity method earnings since acquisition. Nucor also has recorded a  $40.0 million note receivable from Steel Technologies LLC for a loan Nucor made at closing. Nucor has also extended an  $85.0 million line of credit (of which  $40.0 million was outstanding at December 31, 2010) to Steel Technologies. The note receivable bears interest at the three month London Interbank Offered Rate (LIBOR) plus 90 basis points and matures on October 21, 2014. As of December 31, 2010, the amount outstanding on the line of credit bears interest at the one month LIBOR rate plus 300 basis points and matures on March 31, 2011. The note receivable was classified in other assets and the amount outstanding on the line of credit was classified in other current assets in the consolidated balance sheet as of December 31, 2010.

Nucor reviews its equity investments for impairment if and when circumstances indicate that a decline in value below its carrying amount may have occurred. In the fourth quarter of 2010, the Company concluded it had a triggering event requiring assessment for impairment of its equity investment in Duferdofin Nucor due to the continued declines in the global demand for steel. Diminished demand began to significantly impact the financial results of Duferdofin Nucor in 2009 and continued to impact the results of the equity investment through 2010. After completing its assessment, the Company determined that there was no impairment of its investment in Duferdofin Nucor. It is reasonably possible that, based on actual performance in the near term, the estimates used in the valuation as of December 31, 2010 could change and result in an impairment of the investment.

Nucor recorded  $99.0 million of impairment charges on its equity investments in 2008 (none in 2010 or 2009). Such charges are included in impairment of non-current assets in the consolidated statements of earnings. Approximately  $84.8 million of the impairment charge was incurred in the fourth quarter of 2008 for the impairment of our investment in the HIsmelt joint venture in Australia. The HIsmelt process converts iron ore fines and coal fines to liquid metal, eliminating the need for a blast furnace, sinter/pellet plants and coke ovens. In December 2010, Nucor and its joint venture partners agreed to permanently close the HIsmelt plant in Kwinana, Western Australia. Nucor has a 25% interest in the joint venture that will be terminated. Nucor recorded a pre-tax charge of  $10.0 million in the fourth quarter of 2010 in marketing, administrative and other expenses for the estimated closure costs.

Current Liabilities	12 Months Ended
Dec. 31, 2010
Current Liabilities
10.	Current Liabilities

Book overdrafts, included in accounts payable in the consolidated balance sheets, were  $63.0 million at December 31, 2010 ( $73.7 million at December 31, 2009). Dividends payable, included in accrued expenses and other current liabilities in the consolidated balance sheets, were  $115.2 million at December 31, 2010 ( $114.2 million at December 31, 2009).

Debt and Other Financing Arrangements	12 Months Ended
Dec. 31, 2010
Debt and Other Financing Arrangements
11.	Debt and Other Financing Arrangements

	(In thousands) December 31,
	2010	2009

Industrial revenue bonds:
0.34% to 1.8%, variable, due from 2014 to 2040	$1,030,200	$436,200
Notes, 4.875%, due 2012	350,000	350,000
Notes, 5.0%, due 2012	300,000	300,000
Notes, 5.0%, due 2013	250,000	250,000
Notes, 5.75%, due 2017	600,000	600,000
Notes, 5.85%, due 2018	500,000	500,000
Notes, 4.125%, due 2022	600,000	-
Notes, 6.40%, due 2037	650,000	650,000

	4,280,200	3,086,200
Less current maturities	-	(6,000)

	$4,280,200	$3,080,200

Annual aggregate long-term debt maturities are: none in 2011;  $650.0 million in 2012;  $250.0 million in 2013;  $3.3 million in 2014;  $16.3 million in 2015; and  $3.361 billion thereafter.

In November 2010, Nucor issued  $600.0 million in 30-year variable rate Gulf Opportunity Zone bonds to partially fund the capital costs associated with the construction of Nucor's direct reduced ironmaking facility in St. James Parish, Louisiana. The net proceeds from the debt issuance are being held in a trust account pending disbursement for the construction of the facility. At December 31, 2010, the Company had not received any funds from the trust account. Net proceeds from the debt issuance held in the trust account were  $598.5 million at December 31, 2010 and are classified as restricted cash. Since the restricted cash must be used for the construction of the facility, the entire balance has been classified as a non-current asset.

In September 2010, Nucor issued  $600.0 million of 4.125% unsecured notes due in 2022. Net proceeds of the issuance were  $594.9 million. Costs of  $5.1 million associated with the issuance have been capitalized and are amortized over the life of the notes.

Nucor has commitments under an unsecured revolving credit facility to provide for up to  $1.30 billion in revolving loans. The multi-year revolving credit agreement matures in November 2012 and allows up to  $200.0 million in additional commitments at Nucor's election in accordance with the terms set forth in the credit agreement. Up to the equivalent of  $850.0 million of the credit facility is available for foreign currency loans, and up to  $500.0 million is available for the issuance of letters of credit. The credit facility provides for a pricing grid based upon the credit rating of Nucor's senior unsecured long-term debt and, alternatively, interest rates quoted by lenders in connection with competitive bidding. The credit facility includes customary financial and other covenants, including a limit on the ratio of funded debt to capital of 60%, a limit on Nucor's ability to pledge the Company's assets and a limit on consolidations, mergers and sales of assets. As of December 31, 2010, Nucor's funded debt to total capital ratio was 37%, and Nucor was in compliance with all covenants under the credit facility. No borrowings were outstanding under the credit facility as of December 31, 2010 and 2009.

Harris Steel has credit facilities totaling approximately  $51.3 million, with  $1.0 million of borrowings outstanding at December 31, 2010. In addition, the business of Nucor Trading S.A., of which Harris Steel owns 75%, is financed by trade credit arrangements totaling approximately  $115.0 million with a number of Swiss-based banking institutions. These arrangements, principally trade finance facilities, are non-recourse to Nucor and its other subsidiaries. As of December 31, 2010, Nucor Trading S.A. had outstanding borrowings of  $12.3 million and outstanding guarantees of  $0.7 million.

Letters of credit totaling  $19.7 million were outstanding as of December 31, 2010 related to certain obligations, including workers' compensation, utilities deposits and credit arrangements by Nucor Trading S.A. for commitments to purchase inventories.

Nucor capitalized  $0.9 million of interest expense in 2010 ( $16.4 million in 2009 and  $10.0 million in 2008) related to the borrowing costs associated with various construction projects at our mills.

Capital Stock	12 Months Ended
Dec. 31, 2010
Capital Stock
12.	Capital Stock

The par value of Nucor's common stock is  $0.40 per share and there are 800 million shares authorized. In addition, 250,000 shares of preferred stock, par value of  $4.00 per share, are authorized, with preferences, rights and restrictions as may be fixed by Nucor's board of directors. There are no shares of preferred stock issued or outstanding.

In May 2008, Nucor completed a public offering of approximately 27.7 million common shares at an offering price of  $74.00 per share. Net proceeds of the offering were approximately  $1.99 billion, after deducting underwriting discounts and commissions and offering expenses.

Stockholder Rights Plan	12 Months Ended
Dec. 31, 2010
Stockholder Rights Plan
13.	Stockholder Rights Plan

In 2001, the board of directors adopted a Stockholder Rights Plan ("Plan") in which one right ("Right") was distributed as a dividend for each Nucor common share outstanding. The Plan was amended in 2006 to adjust the purchase price of the Rights for stock splits effected since adoption of the Plan. Each Right entitles Nucor common stockholders to purchase, under certain conditions, one five-thousandth of a share of newly authorized Series A Junior Participating Preferred Stock ("Preferred Stock"), with one five-thousandth of a share of Preferred Stock intended to be the economic equivalent of one share of Nucor common stock. Until the occurrence of certain events, the Rights are represented by and traded in tandem with Nucor common stock. Rights will be exercisable only if a person or group acquires beneficial ownership of 15% or more of the Nucor common shares or commences a tender or exchange offer, upon the consummation of which such person or group would beneficially own 15% or more of the common shares. Upon such an event, the Rights enable dilution of the acquiring person's or group's interest by providing that other holders of Nucor common stock may purchase, at an exercise price of  $150, Nucor common stock, or in the discretion of the board of directors, Preferred Stock, having double the value of such exercise price. Nucor will be entitled to redeem the rights at  $0.001 per Right under certain circumstances set forth in the Plan. The Rights themselves have no voting power and will expire on March 8, 2011, unless earlier exercised, redeemed or exchanged. Each one five-thousandth of a share of Preferred Stock has the same voting rights as one share of Nucor common stock, and each share of Preferred Stock has 5,000 times the voting power of one share of Nucor common stock.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2010
Derivative Financial Instruments
14.	Derivative Financial Instruments

The following tables summarize information regarding Nucor's derivative instruments (in thousands):

Fair Value of Derivative Instruments

		Fair Value at December 31,
	Balance Sheet Location	2010	2009
Asset derivatives not designated as hedging instruments:
Foreign exchange contracts	Other current assets	$266	$445

Liability derivatives designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	$(8,900)	$(23,000)
Commodity contracts	Deferred credits and other liabilities	(54,800)	(72,900)

Total liability derivatives designated as hedging instruments		(63,700)	(95,900)

Liability derivatives not designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	(2,961)	(3,665)

Total liability derivatives		$(66,661)	$(99,565)

The Effect of Derivative Instruments on the Consolidated Statements of Earnings

Derivatives Designated as Hedging Instruments

Derivatives in Cash Flow Hedging Relationships	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Amount of Gain or (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)		Amount of Gain or (Loss) Recognized in Earnings on Derivative (Ineffective Portion)
		2010	2009	2010	2009	2010	2009

Commodity contracts	Cost of products sold	$(29,957)	$(48,616)	$(35,141)	$(40,543)	$600	$(1,700)

Derivatives Not Designated as Hedging Instruments

Derivatives Not Designated as Hedging Instruments	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in Earnings on Derivative
		2010	2009

Commodity contracts	Cost of products sold	$(1,417)	$(4,887)

Foreign exchange contracts	Cost of products sold	907	(3,050)

Total		$(510)	$(7,937)

At December 31, 2010, natural gas swaps covering 19.1 million MMBTUs and foreign currency contracts with a notional value of  $18.6 million were outstanding.

At December 31, 2010,  $35.4 million of net deferred losses on cash flow hedges on natural gas forward purchase contracts included in accumulated other comprehensive income are expected to be reclassified into earnings, due to the settlement of forecasted transactions, during the next twelve months assuming no change in the forward commodity prices from December 31, 2010. Nucor is hedging a portion of its exposure to the variability of future cash flows for forecasted natural gas purchases over various time periods not exceeding two years.

Nucor has also entered into various natural gas purchase contracts, which effectively commit Nucor to the following purchases of natural gas to be used for production:  $95.1 million in 2011;  $46.2 million in 2012;  $31.2 million in 2013;  $28.9 million in 2014;  $28.3 million in 2015; and  $401.5 million between 2016 and 2028. These natural gas purchase contracts will primarily supply our direct reduced iron facility in Trinidad.

In the first half of 2008, the Company entered into a series of forward foreign currency contracts in order to mitigate the risk of currency fluctuation on the anticipated acquisition of a 50% equity interest in Duferdofin Nucor. These contracts had a notional value of € 423.5 million and matured in the second quarter of 2008 resulting in gains of  $17.6 million included in marketing, administrative and other expenses.

Nucor does not anticipate non-performance by the counterparties in any of these derivative instruments given their current credit ratings, and no material loss is expected from non-performance by any one of such counterparties.

Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements
15.	Fair Value Measurements

The following table summarizes information regarding Nucor's financial assets and financial liabilities that are measured at fair value as of December 31, 2010. Nucor does not currently have any non-financial assets or liabilities that are measured at fair value on a recurring basis.

(in thousands)

	Carrying Amount in Consolidated Balance Sheets	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
December 31, 2010
Assets:
Cash equivalents	$1,156,240	$1,156,240	$-
Short-term investments	1,153,623	1,153,623	-
Foreign exchange contracts	266	-	266
Restricted cash	598,482	598,482	-

Total assets	$2,908,611	$2,908,345	$266	-

Liabilities:
Commodity contracts	$(66,661)	-	$(66,661)	-

December 31, 2009
Assets:
Cash equivalents	$1,907,066	$1,907,066	$-
Short-term investments	225,000	225,000	-
Foreign exchange contracts	445	-	445

Total assets	$2,132,511	$2,132,066	$445	-

Liabilities:
Commodity contracts	$(99,565)	-	$(99,565)	-

Fair value measurements for Nucor's cash equivalents, short-term investments and restricted cash are classified under Level 1 because such measurements are based on quoted market prices in active markets for identical assets. Fair value measurements for Nucor's derivatives are classified under Level 2 because such measurements are based on published market prices for similar assets or are estimated based on observable inputs such as interest rates, yield curves, credit risks, spot and future commodity prices and spot and future exchange rates.

The fair value of outstanding debt, including current maturities, was approximately  $4.59 billion at December 31, 2010 ( $3.30 billion at December 31, 2009). The fair value estimates were based on readily available market prices of our debt at December 31, 2010 and 2009, or similar debt with the same maturities, rating and interest rates.

Contingencies	12 Months Ended
Dec. 31, 2010
Contingencies
16.	Contingencies

Nucor is subject to environmental laws and regulations established by federal, state and local authorities, and, accordingly, makes provision for the estimated costs of compliance. Of the undiscounted total of  $35.0 million of accrued environmental costs at December 31, 2010 ( $37.4 million at December 31, 2009),  $13.5 million was classified in accrued expenses and other current liabilities ( $15.9 million at December 31, 2009) and  $21.5 million was classified in deferred credits and other liabilities ( $21.5 million at December 31, 2009). Inherent uncertainties exist in these estimates primarily due to unknown conditions, evolving remediation technology, and changing governmental regulations and legal standards.

Nucor has been named, along with other major steel producers, as a co-defendant in several related antitrust class-action complaints filed by Standard Iron Works and other steel purchasers in the United States District Court for the Northern District of Illinois. The cases are filed as class actions. The plaintiffs allege that from January 2005 to the present, eight steel manufacturers, including Nucor, engaged in anticompetitive activities with respect to the production and sale of steel. The plaintiffs seek monetary and other relief. Although we believe the plaintiffs' claims are without merit and will vigorously defend against them, we cannot at this time predict the outcome of this litigation or estimate the range of Nucor's potential exposure.

Other contingent liabilities with respect to product warranties, legal proceedings and other matters arise in the normal course of business. Nucor maintains liability insurance for certain risks that arise that are also subject to certain self-insurance limits. In the opinion of management, no such matters exist which, in the event of an unfavorable outcome, would have a material effect on the consolidated financial statements.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2010
Stock-Based Compensation
17.	Stock-Based Compensation

Stock Options

Nucor's stock option plans provide that common stock options may be granted to key employees, officers and non-employee directors with exercise prices at 100% of the market price on the date of the grant. The stock options granted prior to 2006 were exercisable six months after grant date and have a term of seven years. The stock options granted in 2010 are exercisable at the end of three years and have a term of 10 years. Nucor did not grant any options during 2009 or 2008. New shares are issued upon exercise of stock options.

A summary of activity under Nucor's stock option plans is as follows (shares in thousands):

	2010		2009		2008
	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price
Number of shares under option:
Outstanding at beginning of year	1,060	$21.95	1,299	$20.80	1,852	$20.37
Granted	242	$41.43	-	-	-	-
Exercised	(319)	$14.60	(239)	$15.69	(553)	$19.36
Canceled	-	-	-	-	-	-
Outstanding at end of year	983	$29.14	1,060	$21.95	1,299	$20.80

Options exercisable at end of year	741	$25.12	1,060	$21.95	1,299	$20.80

The shares reserved for future grants as of December 31, 2010, 2009 and 2008 are reflected in the restricted stock units table below. The total intrinsic value of options (the amount by which the stock price exceeded the exercise price of the option on the date of exercise) that were exercised during 2010 was  $8.5 million ( $7.0 million in 2009 and  $25.4 million in 2008).

The following table summarizes information about stock options outstanding at December 31, 2010 (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price

$10.00 - $20.00	305	0.5 years	$18.54	305	$18.54
20.01- 30.00	236	1.7 years	$28.86	236	$28.86
30.01- 40.00	200	1.2 years	$30.73	200	$30.73
40.01- 41.43	242	9.4 years	$41.43	-

$10.00 - $41.43	983	3.1 years	$29.14	741	$25.12

As of December 31, 2010, the total aggregate intrinsic value of options outstanding and options exercisable was  $14.4 million and  $13.8 million, respectively.

For the 2010 stock option grant, the grant date fair value of  $15.50 was calculated using the Black-Scholes option-pricing model with the following assumptions:

2010

Exercise price	$41.43
Expected dividend yield	3.48%
Expected stock price volatility	50.58%
Risk-free interest rate	2.75%
Expected life (in years)	6.5

Compensation expense for stock options was  $0.7 million in 2010 (none in 2009 and 2008). As of December 31, 2010, unrecognized compensation expense related to options was  $3.0 million, which is expected to be recognized over 2.4 years.

Restricted Stock Units

Nucor grants restricted stock units ("RSUs") to key employees, officers and non-employee directors. The RSUs typically vest and are converted to common stock in three equal installments on each of the first three anniversaries of the grant date. A portion of the RSUs awarded to senior officers vest upon the officer's retirement. Retirement, for purposes of vesting in these units only, means termination of employment with approval of the Compensation and Executive Development Committee of the Board of Directors after satisfying age and years of service requirements. RSUs granted to non-employee directors are fully vested on the grant date and are payable to the non-employee director in the form of common stock after the termination of the director's service on the board of directors.

RSUs granted to employees who are eligible for retirement on the date of grant or will become retirement-eligible prior to the end of the vesting term are expensed over the period through which the employee will become retirement-eligible since the awards vest upon retirement from the Company. Compensation expense for RSUs granted to employees who are not retirement-eligible is recognized on a straight-line basis over the vesting period.

Cash dividend equivalents are paid to participants each quarter. Dividend equivalents paid on units expected to vest are recognized as a reduction in retained earnings.

The fair value of the RSUs is determined based on the closing stock price of Nucor's common stock on the day before the grant. A summary of Nucor's restricted stock unit activity is as follows (shares in thousands):

	2010		2009		2008
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock units:
Unvested at beginning of year	1,464	$54.69	1,139	$67.67	918	$60.82
Granted	462	$43.05	1,147	$43.91	679	$74.80
Vested	(709)	$55.24	(805)	$57.58	(451)	$64.45
Canceled	(14)	$49.52	(17)	$60.44	(7)	$67.62

Unvested at end of year	1,203	$49.96	1,464	$54.69	1,139	$67.67

Shares reserved for future grants (stock options and RSUs)	14,777		15,878		17,011

Compensation expense for RSUs was  $37.0 million in 2010 ( $47.3 million in 2009 and  $39.8 million in 2008). The total fair value of shares vested during 2010 was  $30.4 million ( $37.2 million in 2009 and  $33.3 million in 2008). As of December 31, 2010, unrecognized compensation expense related to unvested RSUs was  $34.7 million, which is expected to be recognized over a weighted-average period of 1.7 years.

Restricted Stock Awards

Nucor's Senior Officers Long-Term Incentive Plan (the "LTIP") and Annual Incentive Plan (the "AIP") authorize the award of shares of common stock to officers subject to certain conditions and restrictions.

The LTIP provides for the award of shares of restricted common stock at the end of each LTIP performance measurement period at no cost to officers if certain financial performance goals are met during the period. One-third of the LTIP restricted stock award vests upon each of the first three anniversaries of the award date or, if earlier, upon the officer's attainment of age fifty-five while employed by Nucor. Although participants are entitled to cash dividends and may vote awarded shares, the sale or transfer of such shares is limited during the restricted period.

The AIP provides for the payment of annual cash incentive awards. An AIP participant may elect, however, to defer payment of up to one-half of an annual incentive award. In such event, the deferred award is converted into common stock units and credited with a deferral incentive, in the form of additional common stock units, equal to 25% of the number of common stock units attributable to the deferred award. Common stock units attributable to deferred awards are fully vested. Common stock units credited as a deferral incentive vest upon the participant's attainment of age fifty-five while employed by Nucor. Vested common stock units are paid to participants in the form of shares of common stock following their termination of employment with Nucor.

A summary of Nucor's restricted stock activity under the AIP and LTIP is as follows (shares in thousands):

	2010		2009		2008
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock awards and units:
Unvested at beginning of year	240	$50.75	375	$61.57	479	$51.93
Granted	131	$44.82	256	$32.16	280	$67.33
Vested	(230)	$51.13	(391)	$48.96	(384)	$53.76
Canceled	-	-	-	-	-	-

Unvested at end of year	141	$44.62	240	$50.75	375	$61.57

Shares reserved for future grants	1,600		1,731		1,987

Compensation expense for common stock and common stock units awarded under the AIP and LTIP is recorded over the performance measurement and vesting periods based on the anticipated number and market value of shares of common stock and common stock units to be awarded. Compensation expense for anticipated awards based upon Nucor's financial performance, exclusive of amounts payable in cash, was  $5.2 million in 2010 ( $7.3 million in 2009 and  $10.1 million in 2008). The total fair value of shares vested during 2010 was  $10.2 million ( $13.3 million in 2009 and  $25.7 million in 2008). As of December 31, 2010, unrecognized compensation expense related to unvested restricted stock awards was  $1.5 million, which is expected to be recognized over a weighted-average period of 1.4 years.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans
18.	Employee Benefit Plans

Nucor makes contributions to a Profit Sharing and Retirement Savings Plan for qualified employees based on the profitability of the Company. Nucor's expense for these benefits totaled  $22.1 million in 2010 ( $9.6 million in 2009 and  $281.3 million in 2008). The related liability for these benefits is included in salaries, wages and related accruals. Nucor also has a medical plan covering certain eligible early retirees. The unfunded obligation, included in deferred credits and other liabilities in the balance sheet, totaled  $45.5 million at December 31, 2010 ( $44.6 million at December 31, 2009). Expense associated with this plan totaled  $2.7 million in 2010 ( $1.9 million in 2009 and  $2.7 million in 2008). The discount rate used was 5.5% in 2010 (6.0% in 2009 and 6.4% in 2008). The health care cost increase trend rate used was 6.8% in 2010 (6.9% in 2009 and 7.5% in 2008). The health care cost increase in the trend rate is projected to decline gradually to 4.5% by 2027.

Interest Expense (Income)	12 Months Ended
Dec. 31, 2010
Interest Expense (Income)
19.	Interest Expense (Income)

The components of net interest expense are as follows (in thousands):

	Year Ended December 31,
	2010	2009	2008

Interest expense	$161,140	$149,922	$134,554
Interest income	(8,047)	(15,170)	(44,071)

Interest expense, net	$153,093	$134,752	$90,483

Interest paid was  $151.8 million in 2010 ( $158.7 million in 2009 and  $146.1 million in 2008).

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
20.	Income Taxes

Components of earnings (loss) from continuing operations before income taxes and noncontrolling interests are as follows (in thousands):

Year Ended December 31,	2010	2009	2008

United States	$260,794	$(353,463)	$3,082,536
Foreign	6,321	(60,515)	21,855

	$267,115	$(413,978)	$3,104,391

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2010	2009	2008
Current:
Federal	$(66,462)	$(258,683)	$1,090,099
State	(19,297)	(22,274)	114,972
Foreign	8,289	15,611	47,885

Total current	(77,470)	(265,346)	1,252,956

Deferred:
Federal	138,662	115,630	(238,899)
State	12,223	(10,354)	(14,505)
Foreign	(12,623)	(16,730)	(40,072)

Total deferred	138,262	88,546	(293,476)

Total provision for income taxes	$60,792	$(176,800)	$959,480

A reconciliation of the federal statutory tax rate (35%) to the total provision is as follows:

	Year Ended December 31,
	2010	2009	2008

Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	(1.72)	5.12	2.10
Federal research credit	(1.19)	0.84	(0.05)
Domestic manufacturing deduction	-	(0.13)	(1.99)
Equity in losses of foreign joint venture	3.09	(5.93)	-
Foreign rate differential	(3.83)	2.79	(0.88)
Noncontrolling interests	(9.47)	4.77	(3.54)
Other, net	0.88	0.25	0.27

Provision for income taxes	22.76%	42.71%	30.91%

Deferred tax assets and liabilities resulted from the following (in thousands):

	December 31,
	2010	2009
Deferred tax assets:
Accrued liabilities and reserves	$115,095	$142,864
Allowance for doubtful accounts	16,809	11,807
Inventory	140,676	166,378
Post-retirement benefits	17,889	18,913
Natural gas hedges	42,469	50,204
Net operating loss carryforward	50,529	46,504
Cumulative translation adjustments	506	-
Tax credit carryforwards	24,000	24,000

Total deferred tax assets	407,973	460,670

Deferred tax liabilities:
Cumulative translation adjustment	-	(911)
Holdbacks and amounts not due under contracts	(13,007)	(17,276)
Intangibles	(250,247)	(260,578)
Property, plant and equipment	(406,889)	(299,326)

Total deferred tax liabilities	(670,143)	(578,091)

Total net deferred tax liabilities	$(262,170)	$(117,421)

Current deferred tax assets were  $186.0 million at December 31, 2010 ( $224.6 million at December 31, 2009). Non-current deferred tax liabilities were  $448.2 million at December 31, 2010 ( $342.0 million at December 31, 2009). Nucor received  $245.0 million in net federal, state and foreign income tax refunds in 2010 (paid  $213.2 million in 2009 and  $952.7 million in 2008).

Undistributed earnings of Nucor's foreign operations amount to approximately  $129.0 million at December 31, 2010 ( $100.0 million at December 31, 2009). These earnings are considered to be indefinitely reinvested and, accordingly, no provisions for U.S. federal and state income taxes are required.

State net operating loss carryforwards were  $843.0 million at December 31, 2010 ( $646.8 million at December 31, 2009). If unused, they will expire between 2014 and 2030. Foreign net operating loss carryforwards were  $81.2 million at December 31, 2010 ( $85.2 million at December 31, 2009). If unused, they will expire between 2027 and 2029.

At December 31, 2010, Nucor had approximately  $92.8 million of unrecognized tax benefits, of which  $85.3 million would affect Nucor's effective tax rate, if recognized. At December 31, 2009, Nucor had approximately  $108.6 million of unrecognized tax benefits, of which  $102.0 million would affect Nucor's effective tax rate, if recognized.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits recorded in deferred credits and other liabilities is as follows (in thousands):

	Year Ended December 31,
	2010	2009	2008
Balance at beginning of year	$108,587	$87,734	$102,174
Additions based on tax positions related to current year	1,983	2,422	19,488
Reductions based on tax positions related to current year	(1,358)	-	-
Additions based on tax positions related to prior years	5,705	858	23,668
Reductions based on tax positions related to prior years	(4,046)	(15,540)	(48,714)
Additions due to settlements with taxing authorities	2,363	36,317	-
Reductions due to settlements with taxing authorities	(3,246)	(1,288)	(73)
Reductions due to statute of limitations lapse	(17,236)	(1,916)	(10,775)
Additions from current year acquisitions	-	-	1,966

Balance at end of year	$92,752	$108,587	$87,734

We estimate that in the next twelve months, our gross uncertain tax positions, exclusive of interest, could decrease by as much as  $8.9 million, as a result of the expiration of the statute of limitations.

During 2010, Nucor recognized  $5.3 million of benefit in interest and penalties ( $9.9 million of expense in 2009). As of December 31, 2010, Nucor had approximately  $30.6 million of accrued interest and penalties related to uncertain tax positions ( $35.1 million at December 31, 2009).

Nucor has substantially concluded U.S. federal income tax matters for years through 2006. The 2007 to 2010 tax years are open to examination by the Internal Revenue Service. The Canada Revenue Agency is currently examining the 2006 to 2008 income tax returns for two Harris Steel entities. Management believes that the Company has adequately provided for any adjustments that may arise from this audit. The tax years 2007 through 2010 remain open to examination by other major taxing jurisdictions to which Nucor is subject (primarily Canada and other state and local jurisdictions).

Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2010
Earnings (Loss) Per Share
21.	Earnings (Loss) Per Share

The computations of basic and diluted net earnings per share are as follows (in thousands, except per share data):

	2010	2009	2008
Basic net earnings (loss) per share:
Basic net earnings (loss)	$134,092	$(293,613)	$1,830,990
Earnings allocated to participating securities	(1,823)	(1,946)	(6,797)

Net earnings (loss) available to common stockholders	$132,269	$(295,559)	$1,824,193

Average shares outstanding	315,962	314,873	304,525

Basic net earnings (loss) per share	$0.42	( $0.94)	$5.99

Diluted net earnings (loss) per share:
Diluted net earnings (loss)	$134,092	$(293,613)	$1,830,990
Earnings allocated to participating securities	(1,823)	(1,946)	(6,484)

Net earnings (loss) available to common stockholders	$132,269	$(295,559)	$1,824,506

Diluted average shares outstanding:
Basic shares outstanding	315,962	314,873	304,525
Dilutive effect of stock options and other	548	-	481

	316,510	314,873	305,006

Diluted net earnings (loss) per share	$0.42	( $0.94)	$5.98

The number of shares that were not included in the diluted net earnings per share calculation, because to do so would have been antidilutive, was immaterial for all periods presented.

Segments	12 Months Ended
Dec. 31, 2010
Segments
22.	Segments

Nucor reports its results in the following segments: steel mills, steel products and raw materials. The steel mills segment includes carbon and alloy steel in sheet, bars, structural and plate, and Nucor's equity investments in Duferdofin Nucor and NuMit. The steel products segment includes steel joists and joist girders, steel deck, fabricated concrete reinforcing steel, cold finish steel, steel fasteners, metal building systems, light gauge steel framing, steel grating and expanded metal, and wire and wire mesh. The raw materials segment includes DJJ, the scrap broker and processor that Nucor acquired on February 29, 2008; Nu-Iron Unlimited, a facility that produces direct reduced iron used by the steel mills; the planned direct reduced ironmaking facility; and certain equity method investments. The "All other" category primarily includes Nucor's steel trading businesses. The segments are consistent with the way Nucor manages its business, which is primarily based upon the similarity of the types of products produced and sold by each segment.

Net interest expense, other income, profit sharing expense, stock-based compensation, gains on foreign currency exchange contracts and changes in the LIFO reserve are shown under Corporate/eliminations. Corporate assets primarily include cash and cash equivalents, short-term investments, allowances to eliminate intercompany profit in inventory, fair value of natural gas hedges, deferred income tax assets, federal income taxes receivable, the LIFO reserve and investments in and advances to affiliates.

Nucor's segment results are as follows (in thousands):

	Year Ended December 31,
	2010	2009	2008

Net sales to external customers:
Steel mills	$10,860,760	$7,159,512	$16,477,900
Steel products	2,831,209	2,691,322	4,339,524
Raw materials	1,814,329	1,076,964	2,403,075
All other	338,329	262,498	442,825

	$15,844,627	$11,190,296	$23,663,324

Intercompany sales:
Steel mills	$1,719,937	$1,027,167	$2,165,459
Steel products	43,565	27,453	45,745
Raw materials	8,052,986	3,402,084	7,584,685
All other	8,616	10,888	10,069
Corporate/eliminations	(9,825,104)	(4,467,592)	(9,805,958)

	$-	$-	$-

Depreciation expense:
Steel mills	$370,458	$357,722	$360,140
Steel products	58,429	57,988	51,403
Raw materials	78,308	75,699	66,845
All other	90	105	210
Corporate	4,862	2,521	886

	$512,147	$494,035	$479,484

Amortization expense:
Steel mills	$262	$400	$400
Steel products	40,745	40,705	43,980
Raw materials	28,577	30,412	24,758
All other	871	871	285
Corporate	-	-	-

	$70,455	$72,388	$69,423

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$778,946	$(350,372)	$3,604,781
Steel products	(173,433)	(112,800)	295,884
Raw materials	106,317	(76,965)	161,726
All other	4,344	(14,130)	10,207
Corporate/eliminations	(449,059)	140,289	(968,207)

	$267,115	$(413,978)	$3,104,391

Segment assets:
Steel mills	$5,969,846	$5,446,028	$6,603,944
Steel products	2,835,812	2,707,678	3,207,318
Raw materials	2,710,544	2,417,649	2,324,857
All other	170,174	138,286	207,767
Corporate/eliminations	2,235,534	1,862,263	1,530,557

	$13,921,910	$12,571,904	$13,874,443

Capital expenditures:
Steel mills	$186,236	$217,690	$771,220
Steel products	21,321	37,601	83,889
Raw materials	125,536	113,000	157,952
All other	24	74	132
Corporate	12,177	22,135	5,787

	$345,294	$390,500	$1,018,980

Net sales by product were as follows (in thousands). Further product group breakdown is impracticable.

	Year Ended December 31,
	2010	2009	2008

Net sales to external customers:
Sheet	$4,952,236	$2,877,140	$6,503,074
Bar	2,668,706	2,042,471	4,362,420
Structural	1,633,203	1,275,795	3,085,284
Plate	1,606,615	964,106	2,527,122
Steel products	2,831,209	2,691,322	4,339,524
Raw materials	1,814,329	1,076,964	2,403,075
All other	338,329	262,498	442,825

	$15,844,627	$11,190,296	$23,663,324

Quarterly Information	12 Months Ended
Dec. 31, 2010
Quarterly Information
23.	Quarterly Information (Unaudited)

	(In thousands, except per share data)
	Year Ended December 31, 2010

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$3,654,842	$4,195,966	$4,140,069	$3,853,750

Gross margin (1)	212,795	308,037	190,290	132,543

Net earnings (2)	41,194	106,218	50,024	8,887

Net earnings (loss) attributable to Nucor stockholders (2)	30,964	90,992	23,495	(11,359)

Net earnings (loss) per share:
Basic	0.10	0.29	0.07	(0.04)
Diluted	0.10	0.29	0.07	(0.04)

	(In thousands, except per share data)
	Year Ended December 31, 2009

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$2,654,319	$2,478,028	$3,120,005	$2,937,944

Gross margin (3)	(124,005)	(61,876)	119,154	221,120

Net earnings (loss)	(190,525)	(127,769)	(5,311)	86,427

Net earnings (loss) attributable to Nucor stockholders	(189,645)	(133,337)	(29,538)	58,907

Net earnings (loss) per share:
Basic	(0.60)	(0.43)	(0.10)	0.19
Diluted	(0.60)	(0.43)	(0.10)	0.18

(1)	Nucor incurred LIFO charges of $24.0 million, $67.0 million, $50.0 million and $23.0 million in the first, second, third and fourth quarters, respectively.
(2)	The fourth quarter includes a charge of $10.0 million for Nucor's share of the estimated closure costs of the HIsmelt plant.
(3)	Nucor incurred LIFO credits of $105.0 million, $125.0 million, $120.0 million and $116.9 million in the first, second, third and fourth quarters, respectively. Nucor also incurred charges of $59.6 million in the first quarter for writing down inventory to the lower of cost or market.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (in thousands)

Description	Balance at beginning of year	Additions charged to costs and expenses	Deductions	Balance at end of year
Year ended December 31, 2010
LIFO Reserve	$456,448	$163,966	$ -	$620,414

Year ended December 31, 2009
LIFO Reserve	$923,362	$ -	( $466,914)	$456,448

Year ended December 31, 2008
LIFO Reserve	$581,528	$341,834	$ -	$923,362

Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2010
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are recorded at cost plus accrued interest, which approximates market, and have original maturities of three months or less at the date of purchase. Cash and cash equivalents are maintained primarily with a few high-credit quality financial institutions.

Short-term Investments

Short-term Investments

Short-term investments are recorded at cost plus accrued interest, which approximates market. Unrealized gains and losses on investments classified as available-for-sale are recorded as a component of accumulated other comprehensive income (loss). Management determines the appropriate classification of its investments at the time of purchase and re-evaluates such determination at each balance sheet date.

Inventories Valuation

Inventories Valuation

Inventories are stated at the lower of cost or market. Inventories valued using the last-in, first-out (LIFO) method of accounting represent approximately 45% of total inventories as of December 31, 2010 (48% as of December 31, 2009). All inventories held by the parent company and Nucor-Yamato Steel Company are valued using the LIFO method of accounting except for supplies that are consumed indirectly in the production process, which are valued using the first-in, first-out (FIFO) method of accounting. All inventories held by other subsidiaries of the parent company are valued using the FIFO method of accounting. The Company records any amount required to reduce the carrying value of inventory to net realizable value as a charge to cost of products sold.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is provided on a straight-line basis over the estimated useful lives of the assets. The costs of planned major maintenance activities are capitalized and amortized over the period until the next scheduled major maintenance activity. All other repairs and maintenance activities are expensed when incurred.

Goodwill and Other Intangibles

Goodwill and Other Intangibles

Goodwill is the excess of cost over the fair value of net assets of businesses acquired. Goodwill is not amortized but is tested annually for impairment and whenever events or circumstances change that would make it more likely than not that an impairment may have occurred. We perform our annual impairment analysis as of the first day of the fourth quarter each year. The evaluation of impairment involves comparing the current estimated fair value of each reporting unit, which is a level below the operating segment, to the recorded value, including goodwill. Nucor primarily uses a discounted cash flow model to determine the current estimated fair value of its reporting units. A number of significant assumptions and estimates are involved in the application of the discounted cash flow model to forecast operating cash flows, including market growth and market share, sales volumes and prices, costs to produce, discount rate and estimated capital needs. Management considers historical experience and all available information at the time the fair values of its reporting units are estimated. Assumptions in estimating future cash flows are subject to a high degree of judgment and complexity. Changes in assumptions and estimates may affect the carrying value of goodwill and could result in additional impairment charges in future periods.

Finite-lived intangible assets are amortized over their useful lives.

Long-Lived Asset Impairments

Long-Lived Asset Impairments

We evaluate our property, plant and equipment and finite-lived intangible assets for potential impairment on an individual asset basis or at the lowest level asset grouping for which cash flows can be separately identified. Asset impairments are assessed whenever changes in circumstances indicate that the carrying amounts of those productive assets could exceed their projected undiscounted cash flows. When it is determined that an impairment exists, the related assets are written down to estimated fair market value.

Equity Method Investments

Equity Method Investments

Investments in joint ventures in which Nucor shares control over the financial and operating decisions but in which Nucor is not the primary beneficiary are accounted for under the equity method. Each of the Company's equity method investments is subject to a review for impairment if, and when, circumstances indicate that a decline in value below its carrying amount may have occurred. If management considers the decline to be other than temporary, the Company would write down the investment to its estimated fair market value.

Derivative Financial Instruments

Derivative Financial Instruments

Nucor uses derivative financial instruments from time to time primarily to partially manage its exposure to price risk related to natural gas purchases used in the production process as well as copper and aluminum purchased for resale to its customers. In addition, Nucor uses derivatives from time to time to partially manage its exposure to changes in interest rates on outstanding debt instruments and uses forward foreign exchange contracts to hedge cash flows associated with certain assets and liabilities, firm commitments and anticipated transactions.

Nucor recognizes all derivative instruments in the consolidated balance sheets at fair value. Amounts included in accumulated other comprehensive income (loss) related to cash flow hedges are reclassified into earnings when the underlying transaction is recognized in net earnings. Changes in fair value hedges are reported currently in earnings along with changes in the fair value of the hedged items. When cash flow and fair value hedges affect net earnings, they are included on the same line as the underlying transaction (cost of products sold or interest expense). If these instruments do not meet hedge accounting criteria, the change in fair value is recognized immediately in earnings in the same financial statement line item as the underlying transaction.

Revenue Recognition	Revenue Recognition Nucor recognizes revenue when the customer takes title, assumes risk of loss, and when collection is reasonably assured.
Freight Costs

Freight Costs

Internal fleet and some common carrier costs are included in marketing, administrative and other expenses. These costs included in marketing, administrative and other expenses were  $59.9 million in 2010 ( $54.3 million in 2009 and  $99.2 million in 2008). All other freight costs are included in cost of products sold.

Income Taxes

Income Taxes

Nucor utilizes the liability method of accounting for income taxes. Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized.

Nucor recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Potential accrued interest and penalties related to unrecognized tax benefits within operations are recognized as a component of earnings before taxes and noncontrolling interests.

Nucor's intention is to permanently reinvest the earnings of certain foreign investments. Accordingly, no provisions have been made for taxes that may be payable upon remittance of such earnings.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes the cost of stock-based compensation as an expense using fair value measurement methods. The assumptions used to calculate the fair value of stock-based compensation granted are evaluated and revised, as necessary, to reflect market conditions and experience.

Comprehensive (Loss) Income

Comprehensive Income (Loss)

Nucor reports comprehensive income (loss) and the changes in accumulated other comprehensive income (loss) in its consolidated statements of stockholders' equity. Accumulated other comprehensive income (loss) is comprised of the following:

	December 31,
	2010	2009

Foreign currency translation, net of income taxes when applicable	$27,923	$19,751
Early-retiree medical plan adjustments, net of income taxes	13,190	13,266
Fair market value of derivatives, net of income taxes	(68,889)	(74,073)

	$(27,776)	$(41,056)

Foreign Currency Translation

Foreign Currency Translation

For Nucor's operations where the functional currency is other than the U.S. dollar, assets and liabilities have been translated at year-end exchange rates, and income and expenses translated using average exchange rates for the respective periods. Adjustments resulting from the process of translating an entity's financial statements into the U.S. dollar have been recorded in accumulated other comprehensive income (loss) and are included in net earnings only upon sale or liquidation of the underlying investments. Foreign currency transaction gains and losses are included in operations in the period they occur.

Noncontrolling Interests
Noncontrolling Interests

In January 2009, Nucor adopted accounting guidance that amended previous accounting and reporting for a noncontrolling interest in a subsidiary. Upon adoption of this guidance, noncontrolling interests of  $327.5 million was reclassified to equity as of December 31, 2008 and earnings attributable to noncontrolling interests of  $313.9 million for the year ended December 31, 2008 was presented as a reconciling item in the consolidated statements of earnings.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In January 2010, Nucor adopted accounting guidance regarding the consolidation of variable interest entities ("VIEs"). The new guidance requires a qualitative approach to identifying a controlling financial interest in a VIE, and requires ongoing reassessments of whether an entity is a VIE and whether an entity is the primary beneficiary of a VIE. Adoption of this accounting standard had no impact on Nucor's consolidated financial statements.

In January 2010, Nucor adopted accounting guidance that requires an entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. Adoption of this accounting standard did not have a material impact on Nucor's consolidated financial statements.

In January 2010, the Financial Accounting Standards Board issued changes to disclosure requirements for fair value measurements. For fair value measurements using significant unobservable inputs (Level 3), the changes require a reporting entity to present separate information about gross purchases, sales, issuances and settlements. These changes are effective for Nucor beginning January 2011. The adoption of this guidance is not expected to have an impact on the consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Schedule of Accumulated Other Comprehensive Income (Loss)

	December 31,
	2010	2009

Foreign currency translation, net of income taxes when applicable	$27,923	$19,751
Early-retiree medical plan adjustments, net of income taxes	13,190	13,266
Fair market value of derivatives, net of income taxes	(68,889)	(74,073)

	$(27,776)	$(41,056)

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2010
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities Assumed

Current assets	$758,748
Property, plant and equipment	288,440
Goodwill	837,378
Other intangible assets	449,167
Other assets	6,211

Total assets acquired	2,339,944

Current liabilities	(696,000)
Long-term debt	(16,300)
Deferred credits and other liabilities	(184,037)

Total liabilities assumed	(896,337)

Net assets acquired	$1,443,607

Schedule of Purchase Price Allocation to the Identifiable Intangible Assets

		Weighted - Average Life
Customer relationships	$389,200	20 years
Trade names	56,200	20 years
Other	3,767	18 years

	$449,167	20 years

Schedule of Unaudited Pro forma Results

2008
Net sales	$24,112,311
Net earnings attributable to Nucor stockholders	1,842,751
Net earnings per share:
Basic	$6.03
Diluted	$6.02

Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2010
Schedule of Short Term Investments

	(In thousands) December 31,
	2010	2009

Certificates of deposit	$800,363	$150,000
Federal home loan bank obligations	-	75,000
Variable rate demand notes	353,260	-

	$1,153,623	$225,000

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment

	(In thousands) December 31,
	2010	2009

Land and improvements	$431,765	$403,281
Buildings and improvements	834,661	812,130
Machinery and equipment	7,502,203	7,212,984
Construction in process and equipment deposits	323,845	370,040

	9,092,474	8,798,435
Less accumulated depreciation	(5,240,356)	(4,784,599)

	$3,852,118	$4,013,836

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Change in Net Carrying Amount of Goodwill by Segment

	Steel Mills	Steel Products	Raw Materials	All Other	Total

Balance, December 31, 2008	$208,466	$755,562	$665,075	$102,942	$1,732,045
Acquisitions	-	-	-	-	-
Purchase price adjustments of previous acquisitions	60,000	(19,979)	-	(14,090)	25,931
Translation	-	45,045	-	-	45,045

Balance, December 31, 2009	268,466	780,628	665,075	88,852	1,803,021
Acquisitions	-	-	14,841	-	14,841
Purchase price adjustments of previous acquisitions	-	-	-	-	-
Translation	-	18,432	-	-	18,432

Balance, December 31, 2010	$268,466	$799,060	$679,916	$88,852	$1,836,294

Intangible Assets

	December 31, 2010		December 31, 2009

	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Customer relationships	$944,920	$203,969	$922,839	$142,886
Trademarks and trade names	123,713	19,351	122,136	13,159
Other	27,869	17,057	27,869	13,877

	$1,096,502	$240,377	$1,072,844	$169,922

Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2010
Schedule of Debt and Other Financing Arrangements

	(In thousands) December 31,
	2010	2009

Industrial revenue bonds:
0.34% to 1.8%, variable, due from 2014 to 2040	$1,030,200	$436,200
Notes, 4.875%, due 2012	350,000	350,000
Notes, 5.0%, due 2012	300,000	300,000
Notes, 5.0%, due 2013	250,000	250,000
Notes, 5.75%, due 2017	600,000	600,000
Notes, 5.85%, due 2018	500,000	500,000
Notes, 4.125%, due 2022	600,000	-
Notes, 6.40%, due 2037	650,000	650,000

	4,280,200	3,086,200
Less current maturities	-	(6,000)

	$4,280,200	$3,080,200

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Derivative Instruments in Statement of Financial Position, Fair Value

		Fair Value at December 31,
	Balance Sheet Location	2010	2009
Asset derivatives not designated as hedging instruments:
Foreign exchange contracts	Other current assets	$266	$445

Liability derivatives designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	$(8,900)	$(23,000)
Commodity contracts	Deferred credits and other liabilities	(54,800)	(72,900)

Total liability derivatives designated as hedging instruments		(63,700)	(95,900)

Liability derivatives not designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	(2,961)	(3,665)

Total liability derivatives		$(66,661)	$(99,565)

Derivative Instruments, Gain (Loss) in Statement of Financial Performance

Derivatives in Cash Flow Hedging Relationships	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)		Amount of Gain or (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)		Amount of Gain or (Loss) Recognized in Earnings on Derivative (Ineffective Portion)
		2010	2009	2010	2009	2010	2009

Commodity contracts	Cost of products sold	$(29,957)	$(48,616)	$(35,141)	$(40,543)	$600	$(1,700)

Derivatives Not Designated as Hedging Instruments

Derivatives Not Designated as Hedging Instruments	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in Earnings on Derivative
		2010	2009

Commodity contracts	Cost of products sold	$(1,417)	$(4,887)

Foreign exchange contracts	Cost of products sold	907	(3,050)

Total		$(510)	$(7,937)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value, by Balance Sheet Grouping

	Carrying Amount in Consolidated Balance Sheets	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
December 31, 2010
Assets:
Cash equivalents	$1,156,240	$1,156,240	$-
Short-term investments	1,153,623	1,153,623	-
Foreign exchange contracts	266	-	266
Restricted cash	598,482	598,482	-

Total assets	$2,908,611	$2,908,345	$266	-

Liabilities:
Commodity contracts	$(66,661)	-	$(66,661)	-

December 31, 2009
Assets:
Cash equivalents	$1,907,066	$1,907,066	$-
Short-term investments	225,000	225,000	-
Foreign exchange contracts	445	-	445

Total assets	$2,132,511	$2,132,066	$445	-

Liabilities:
Commodity contracts	$(99,565)	-	$(99,565)	-

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Stock Options Activity

	2010		2009		2008
	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price
Number of shares under option:
Outstanding at beginning of year	1,060	$21.95	1,299	$20.80	1,852	$20.37
Granted	242	$41.43	-	-	-	-
Exercised	(319)	$14.60	(239)	$15.69	(553)	$19.36
Canceled	-	-	-	-	-	-
Outstanding at end of year	983	$29.14	1,060	$21.95	1,299	$20.80

Options exercisable at end of year	741	$25.12	1,060	$21.95	1,299	$20.80

Schedule of Grant Date Fair Value Black-Scholes Option-Pricing Model Assumptions

2010

Exercise price	$41.43
Expected dividend yield	3.48%
Expected stock price volatility	50.58%
Risk-free interest rate	2.75%
Expected life (in years)	6.5

Schedule of Stock Options Outstanding

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price

$10.00 - $20.00	305	0.5 years	$18.54	305	$18.54
20.01- 30.00	236	1.7 years	$28.86	236	$28.86
30.01- 40.00	200	1.2 years	$30.73	200	$30.73
40.01- 41.43	242	9.4 years	$41.43	-

$10.00 - $41.43	983	3.1 years	$29.14	741	$25.12

AIP and LTIP [Member]
Summary of Nucor's Restricted Stock Unit Activity

	2010		2009		2008
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock units:
Unvested at beginning of year	1,464	$54.69	1,139	$67.67	918	$60.82
Granted	462	$43.05	1,147	$43.91	679	$74.80
Vested	(709)	$55.24	(805)	$57.58	(451)	$64.45
Canceled	(14)	$49.52	(17)	$60.44	(7)	$67.62

Unvested at end of year	1,203	$49.96	1,464	$54.69	1,139	$67.67

Shares reserved for future grants (stock options and RSUs)	14,777		15,878		17,011

RSU [Member]
Summary of Nucor's Restricted Stock Unit Activity

	2010		2009		2008
	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value	Shares	Grant Date Fair Value
Restricted stock awards and units:
Unvested at beginning of year	240	$50.75	375	$61.57	479	$51.93
Granted	131	$44.82	256	$32.16	280	$67.33
Vested	(230)	$51.13	(391)	$48.96	(384)	$53.76
Canceled	-	-	-	-	-	-

Unvested at end of year	141	$44.62	240	$50.75	375	$61.57

Shares reserved for future grants	1,600		1,731		1,987

Interest Expense (Income) (Tables)	12 Months Ended
Dec. 31, 2010
Components of Net Interest Expense

	Year Ended December 31,
	2010	2009	2008

Interest expense	$161,140	$149,922	$134,554
Interest income	(8,047)	(15,170)	(44,071)

Interest expense, net	$153,093	$134,752	$90,483

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Components of Earnings (Loss) from Continuing Operations Before Income Taxes and Noncontrolling Interests

Year Ended December 31,	2010	2009	2008

United States	$260,794	$(353,463)	$3,082,536
Foreign	6,321	(60,515)	21,855

	$267,115	$(413,978)	$3,104,391

Provision for Income Taxes

	Year Ended December 31,
	2010	2009	2008
Current:
Federal	$(66,462)	$(258,683)	$1,090,099
State	(19,297)	(22,274)	114,972
Foreign	8,289	15,611	47,885

Total current	(77,470)	(265,346)	1,252,956

Deferred:
Federal	138,662	115,630	(238,899)
State	12,223	(10,354)	(14,505)
Foreign	(12,623)	(16,730)	(40,072)

Total deferred	138,262	88,546	(293,476)

Total provision for income taxes	$60,792	$(176,800)	$959,480

Reconciliation of the Federal Statutory Tax Rate to Total Provisions

	Year Ended December 31,
	2010	2009	2008

Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	(1.72)	5.12	2.10
Federal research credit	(1.19)	0.84	(0.05)
Domestic manufacturing deduction	-	(0.13)	(1.99)
Equity in losses of foreign joint venture	3.09	(5.93)	-
Foreign rate differential	(3.83)	2.79	(0.88)
Noncontrolling interests	(9.47)	4.77	(3.54)
Other, net	0.88	0.25	0.27

Provision for income taxes	22.76%	42.71%	30.91%

Deferred Tax Assets and Liabilities

	December 31,
	2010	2009
Deferred tax assets:
Accrued liabilities and reserves	$115,095	$142,864
Allowance for doubtful accounts	16,809	11,807
Inventory	140,676	166,378
Post-retirement benefits	17,889	18,913
Natural gas hedges	42,469	50,204
Net operating loss carryforward	50,529	46,504
Cumulative translation adjustments	506	-
Tax credit carryforwards	24,000	24,000

Total deferred tax assets	407,973	460,670

Deferred tax liabilities:
Cumulative translation adjustment	-	(911)
Holdbacks and amounts not due under contracts	(13,007)	(17,276)
Intangibles	(250,247)	(260,578)
Property, plant and equipment	(406,889)	(299,326)

Total deferred tax liabilities	(670,143)	(578,091)

Total net deferred tax liabilities	$(262,170)	$(117,421)

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

	Year Ended December 31,
	2010	2009	2008
Balance at beginning of year	$108,587	$87,734	$102,174
Additions based on tax positions related to current year	1,983	2,422	19,488
Reductions based on tax positions related to current year	(1,358)	-	-
Additions based on tax positions related to prior years	5,705	858	23,668
Reductions based on tax positions related to prior years	(4,046)	(15,540)	(48,714)
Additions due to settlements with taxing authorities	2,363	36,317	-
Reductions due to settlements with taxing authorities	(3,246)	(1,288)	(73)
Reductions due to statute of limitations lapse	(17,236)	(1,916)	(10,775)
Additions from current year acquisitions	-	-	1,966

Balance at end of year	$92,752	$108,587	$87,734

Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Computations of Basic and Diluted Net Earnings Per Share

	2010	2009	2008
Basic net earnings (loss) per share:
Basic net earnings (loss)	$134,092	$(293,613)	$1,830,990
Earnings allocated to participating securities	(1,823)	(1,946)	(6,797)

Net earnings (loss) available to common stockholders	$132,269	$(295,559)	$1,824,193

Average shares outstanding	315,962	314,873	304,525

Basic net earnings (loss) per share	$0.42	( $0.94)	$5.99

Diluted net earnings (loss) per share:
Diluted net earnings (loss)	$134,092	$(293,613)	$1,830,990
Earnings allocated to participating securities	(1,823)	(1,946)	(6,484)

Net earnings (loss) available to common stockholders	$132,269	$(295,559)	$1,824,506

Diluted average shares outstanding:
Basic shares outstanding	315,962	314,873	304,525
Dilutive effect of stock options and other	548	-	481

	316,510	314,873	305,006

Diluted net earnings (loss) per share	$0.42	( $0.94)	$5.98

Segments (Tables)	12 Months Ended
Dec. 31, 2010
Segments

	Year Ended December 31,
	2010	2009	2008

Net sales to external customers:
Steel mills	$10,860,760	$7,159,512	$16,477,900
Steel products	2,831,209	2,691,322	4,339,524
Raw materials	1,814,329	1,076,964	2,403,075
All other	338,329	262,498	442,825

	$15,844,627	$11,190,296	$23,663,324

Intercompany sales:
Steel mills	$1,719,937	$1,027,167	$2,165,459
Steel products	43,565	27,453	45,745
Raw materials	8,052,986	3,402,084	7,584,685
All other	8,616	10,888	10,069
Corporate/eliminations	(9,825,104)	(4,467,592)	(9,805,958)

	$-	$-	$-

Depreciation expense:
Steel mills	$370,458	$357,722	$360,140
Steel products	58,429	57,988	51,403
Raw materials	78,308	75,699	66,845
All other	90	105	210
Corporate	4,862	2,521	886

	$512,147	$494,035	$479,484

Amortization expense:
Steel mills	$262	$400	$400
Steel products	40,745	40,705	43,980
Raw materials	28,577	30,412	24,758
All other	871	871	285
Corporate	-	-	-

	$70,455	$72,388	$69,423

Earnings (loss) before income taxes and noncontrolling interests:
Steel mills	$778,946	$(350,372)	$3,604,781
Steel products	(173,433)	(112,800)	295,884
Raw materials	106,317	(76,965)	161,726
All other	4,344	(14,130)	10,207
Corporate/eliminations	(449,059)	140,289	(968,207)

	$267,115	$(413,978)	$3,104,391

Segment assets:
Steel mills	$5,969,846	$5,446,028	$6,603,944
Steel products	2,835,812	2,707,678	3,207,318
Raw materials	2,710,544	2,417,649	2,324,857
All other	170,174	138,286	207,767
Corporate/eliminations	2,235,534	1,862,263	1,530,557

	$13,921,910	$12,571,904	$13,874,443

Capital expenditures:
Steel mills	$186,236	$217,690	$771,220
Steel products	21,321	37,601	83,889
Raw materials	125,536	113,000	157,952
All other	24	74	132
Corporate	12,177	22,135	5,787

	$345,294	$390,500	$1,018,980

Schedule of Net Sale by Product to External Customers

	Year Ended December 31,
	2010	2009	2008

Net sales to external customers:
Sheet	$4,952,236	$2,877,140	$6,503,074
Bar	2,668,706	2,042,471	4,362,420
Structural	1,633,203	1,275,795	3,085,284
Plate	1,606,615	964,106	2,527,122
Steel products	2,831,209	2,691,322	4,339,524
Raw materials	1,814,329	1,076,964	2,403,075
All other	338,329	262,498	442,825

	$15,844,627	$11,190,296	$23,663,324

Quarterly Information (Tables)	12 Months Ended
Dec. 31, 2010
Schedule of Quarterly Financial Information
23.	Quarterly Information (Unaudited)

	(In thousands, except per share data)
	Year Ended December 31, 2010

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$3,654,842	$4,195,966	$4,140,069	$3,853,750

Gross margin (1)	212,795	308,037	190,290	132,543

Net earnings (2)	41,194	106,218	50,024	8,887

Net earnings (loss) attributable to Nucor stockholders (2)	30,964	90,992	23,495	(11,359)

Net earnings (loss) per share:
Basic	0.10	0.29	0.07	(0.04)
Diluted	0.10	0.29	0.07	(0.04)

	(In thousands, except per share data)
	Year Ended December 31, 2009

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$2,654,319	$2,478,028	$3,120,005	$2,937,944

Gross margin (3)	(124,005)	(61,876)	119,154	221,120

Net earnings (loss)	(190,525)	(127,769)	(5,311)	86,427

Net earnings (loss) attributable to Nucor stockholders	(189,645)	(133,337)	(29,538)	58,907

Net earnings (loss) per share:
Basic	(0.60)	(0.43)	(0.10)	0.19
Diluted	(0.60)	(0.43)	(0.10)	0.18

(1)	Nucor incurred LIFO charges of $24.0 million, $67.0 million, $50.0 million and $23.0 million in the first, second, third and fourth quarters, respectively.
(2)	The fourth quarter includes a charge of $10.0 million for Nucor's share of the estimated closure costs of the HIsmelt plant.
(3)	Nucor incurred LIFO credits of $105.0 million, $125.0 million, $120.0 million and $116.9 million in the first, second, third and fourth quarters, respectively. Nucor also incurred charges of $59.6 million in the first quarter for writing down inventory to the lower of cost or market.

Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts

Description	Balance at beginning of year	Additions charged to costs and expenses	Deductions	Balance at end of year
Year ended December 31, 2010
LIFO Reserve	$456,448	$163,966	$ -	$620,414

Year ended December 31, 2009
LIFO Reserve	$923,362	$ -	( $466,914)	$456,448

Year ended December 31, 2008
LIFO Reserve	$581,528	$341,834	$ -	$923,362

Nature of Operations and Basis of Presentation (Narrative) (Details)	Dec. 31, 2010
Percentage of equity interest	51.00%

Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Percentage of inventories valued using the last-in, first-out (LIFO)	45.00%	48.00%
Freight costs included in marketing, administrative and other expenses	$ 59.9	$ 54.3	$ 99.2
Earnings attributable to noncontrolling interests			313.9
Noncontrolling interest reclassified to equity			$ 327.5

Summary of Significant Accounting Policies (Schedule of Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Foreign currency translation, net of income taxes when applicable	$ 27,923	$ 19,751
Early-retiree medical plan adjustments, net of income taxes	13,190	13,266
Net deferred losses on cash flow hedges on natural gas forward purchase contracts that are included in accumulated other comprehensive income that are expected to be reclassified into earnings during the next twelve months	(68,889)	(74,073)
Accumulated other comprehensive income (loss), net of tax, total	$ (27,776)	$ (41,056)

Acquisitions (Narrative) (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Apr. 30, 2010 Numit Llc [Member]	Dec. 31, 2010 Steel Technologies LLC [Member]	Apr. 30, 2010 Steel Technologies LLC [Member]	Feb. 29, 2008 SHV North America Corporation [Member]	Feb. 29, 2008 David J. Joseph Company [Member]	Feb. 29, 2008 David J. Joseph Company [Member] Customer Relationships [Member]	Feb. 29, 2008 David J. Joseph Company [Member] Steel Mills [Member]	Feb. 29, 2008 David J. Joseph Company [Member] Raw Materials [Member]	Jun. 28, 2008 Metal Recycling Services Inc [Member]	Jun. 28, 2008 Metal Recycling Services Inc [Member] Customer Relationships [Member]	Dec. 31, 2010 Advantage Metals Recycling LLC [Member]	Jun. 28, 2008 Advantage Metals Recycling LLC [Member]	Jun. 28, 2008 Metal Recycling Services Inc. and Advantage Metals Recycling, LLC [Member] Raw Materials [Member]	Aug. 31, 2008 Ambassador Steel Corporation [Member]	Aug. 31, 2008 Ambassador Steel Corporation [Member] Steel Products [Member]	Aug. 31, 2008 Ambassador Steel Corporation [Member] Steel Mills [Member]	Aug. 31, 2008 Ambassador Steel Corporation [Member] All Other [Member]	Aug. 31, 2008 Ambassador Steel Corporation [Member] Customer Relationships [Member]	Jul. 31, 2008 Duferdofin Nucor S.r.l [Member]	Jun. 28, 2008 Duferdofin Nucor S.r.l [Member]	Dec. 31, 2010 Other Minor Acquisitions [Member]	Dec. 31, 2009 Other Minor Acquisitions [Member]	Dec. 31, 2008 Other Minor Acquisitions [Member]	Jun. 28, 2008 Customer Relationships [Member]	Sep. 30, 2010 Nucor [Member]
Number of processing facilities					23									16
Business acquisition purchase price							$ 1,440,000,000	$ 1,443,607,000				$ 56,600,000			$ 112,600,000		$ 185,100,000							$ 64,800,000	$ 8,100,000	$ 81,600,000
Payments to acquire interest in joint venture				221,300,000																		667,000,000
Number of scrap-related railcars								2,000
Equity method investment, ownership percentage				50.00%		100.00%	100.00%															50.00%	50.00%					50.00%
Goodwill								837,378,000		206,500,000	630,900,000					29,800,000	97,400,000	8,200,000	60,000,000	29,200,000
Business acquisition, purchase price allocation, amortizable intangible assets								449,167,000	389,200,000								60,000,000										73,200,000
Finite-lived intangible assets - weighted-average useful life								20	20				20								20
Business acquisition payment of acquired company's debt																	135,600,000
Additional purchase price adjusted in 2009																	25,700,000
Non-cash investing and financing activities	$ 3,100,000	$ 1,200,000	$ 1,120,000,000

Acquisitions (Schedule of Estimated Fair Values of the Assets Acquired and Liabilities Assumed) (Details) (David J. Joseph Company [Member], USD $) In Thousands	Feb. 29, 2008
Current assets	$ 758,748
Property, plant and equipment	288,440
Goodwill	837,378
Other intangible assets	449,167
Other assets	6,211
Total assets acquired	2,339,944
Current liabilities	(696,000)
Long-term debt	(16,300)
Deferred credits and other liabilities	(184,037)
Total liabilities assumed	(896,337)
Net assets acquired	$ 1,443,607

Acquisitions (Schedule of Purchase Price Allocation to the Identifiable Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Feb. 29, 2008 David J. Joseph Company [Member]	Feb. 29, 2008 David J. Joseph Company [Member] Customer Relationships [Member]	Feb. 29, 2008 David J. Joseph Company [Member] Trade Names [Member]	Feb. 29, 2008 David J. Joseph Company [Member] Other [Member]	Jun. 28, 2008 Customer Relationships [Member]
Other intangible assets	$ 449,167	$ 389,200	$ 56,200	$ 3,767	$ 73,200
Finite-lived intangible assets - weighted-average useful life	20	20	20	18

Acquisitions (Schedule of Unaudited Pro forma Results) (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
Dec. 31, 2008
Net sales	$ 24,112,311
Net earnings attributable to Nucor stockholders	$ 1,842,751
Basic	$ 6.03
Diluted	$ 6.02

Short-term Investments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Short Term Investments	$ 1,153,623	$ 225,000
Variable rate bonds, minimum maturity days	90
Aggregate Contractual Maturities in 2011 [Member]
Short Term Investments	800,400
Aggregate Contractual Maturities in 2031 and Thereafter [Member]
Short Term Investments	$ 353,300

Short-term Investments (Schedule of Short Term Investments) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Short Term Investments	$ 1,153,623	$ 225,000
Certificates of Deposit [Member]
Short Term Investments	800,363	150,000
Federal Home Loan Bank Investments [Member]
Short Term Investments		75,000
Variable Rate Demand Notes [Member]
Short Term Investments	$ 353,260

Accounts Receivable (Narrative) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for doubtful accounts receivable	$ 61.2	$ 52.9	$ 64.9

Inventories (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Inventories valued using LIFO, percentage	45.00%	48.00%
Finished and semi-finished products in inventory, percentage	59.00%	52.00%
Raw materials and supplies in inventory, percentage	41.00%	48.00%
Liquidation effect to decrease cost of products sold	$ 30,400,000	$ 81,500,000	$ 0
Lower of cost or market adjustments	2,900,000	9,200,000
Approximate amount of raw materials, utilities and other items under supply agreements	5,900,000,000
Scenario, Actual [Member]
Increased value of inventory if FIFO method had been used	$ 620,400,000	$ 456,400,000

Property, Plant and Equipment (Narrative) (Details)	12 Months Ended
Dec. 31, 2010
Land and Improvements [Member]
Estimated useful lives range - minimum	4
Estimated useful lives range - maximum	10
Buildings and Improvements [Member]
Estimated useful lives range - minimum	9
Estimated useful lives range - maximum	31.5
Machinery and Equipment [Member]
Estimated useful lives range - minimum	2
Estimated useful lives range - maximum	15

Property, Plant and Equipment (Property, Plant and Equipment) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Land and improvements	$ 431,765	$ 403,281
Buildings and improvements	834,661	812,130
Machinery and equipment	7,502,203	7,212,984
Construction in process and equipment deposits	323,845	370,040
Property, plant and equipment, gross	9,092,474	8,798,435
Less accumulated depreciation	(5,240,356)	(4,784,599)
Property, plant and equipment, net, total	$ 3,852,118	$ 4,013,836

Goodwill and Other Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Intangible asset amortization expense	$ 70.5	$ 72.4	$ 69.4
Future amortization expense, year one	64.4
Future amortization expense, year two	61.4
Future amortization expense, year three	57.9
Future amortization expense, year four	55.8
Future amortization expense, year five	54
Intangible assets, useful life, minimum (years)	5
Intangible assets, useful life, maximum (years)	22
Steel Trading [Member]
Goodwill allocation adjustment		24.7
Steel Mills [Member]
Goodwill allocation adjustment		60
Steel Products [Member]
Goodwill allocation adjustment		$ 35.3

Goodwill and Other Intangible Assets (Net Carrying Amount of Goodwill by Segment) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Goodwill, Beginning balance	$ 1,803,021	$ 1,732,045
Acquisitions	14,841
Purchase price adjustments of previous acquisitions		25,931
Translation	18,432	45,045
Goodwill, Ending balance	1,836,294	1,803,021
Steel Mills [Member]
Goodwill, Beginning balance	268,466	208,466
Acquisitions
Purchase price adjustments of previous acquisitions		60,000
Goodwill, Ending balance	268,466	268,466
Steel Products [Member]
Goodwill, Beginning balance	780,628	755,562
Acquisitions
Purchase price adjustments of previous acquisitions		(19,979)
Translation	18,432	45,045
Goodwill, Ending balance	799,060	780,628
Raw Materials [Member]
Goodwill, Beginning balance	665,075	665,075
Acquisitions	14,841
Goodwill, Ending balance	679,916	665,075
All Other [Member]
Goodwill, Beginning balance	88,852	102,942
Acquisitions
Purchase price adjustments of previous acquisitions		(14,090)
Goodwill, Ending balance	$ 88,852	$ 88,852

Goodwill and Other Intangible Assets (Intangible Assets) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Intangible assets, gross amount	$ 1,096,502	$ 1,072,844
Intangible assets, accumulated amortization	240,377	169,922
Other Intangible Assets [Member]
Intangible assets, gross amount	27,869	27,869
Intangible assets, accumulated amortization	17,057	13,877
Customer Relationships [Member]
Intangible assets, gross amount	944,920	922,839
Intangible assets, accumulated amortization	203,969	142,886
Trademarks and Trade Names [Member]
Intangible assets, gross amount	123,713	122,136
Intangible assets, accumulated amortization	$ 19,351	$ 13,159

Equity Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended					12 Months Ended				1 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended						12 Months Ended
	Dec. 31, 2010	Apr. 03, 2010	Dec. 31, 2008	Dec. 31, 2010	Dec. 31, 2008	Sep. 30, 2010	Apr. 30, 2010	Dec. 31, 2009	Dec. 31, 2010 Line of Credit [Member] Steel Technologies LLC [Member]	Dec. 31, 2010 Notes Receivable [Member] Duferdofin Nucor S.r.l [Member]	Dec. 31, 2010 Notes Receivable [Member] Steel Technologies LLC [Member]	Dec. 31, 2010 Nucor [Member] EURO [Member]	Sep. 30, 2010 Duferdofin Nucor S.r.l [Member] EURO [Member]	Apr. 03, 2010 Duferdofin Nucor S.r.l [Member] EURO [Member]	Dec. 31, 2010 Duferdofin Nucor S.r.l [Member] EURO [Member]	Dec. 31, 2010 NuMit [Member]	Apr. 30, 2010 NuMit [Member]	Apr. 03, 2010 Duferdofin Nucor S.r.l [Member]	Dec. 31, 2010 Duferdofin Nucor S.r.l [Member]	Dec. 31, 2009 Duferdofin Nucor S.r.l [Member]	Dec. 31, 2008 Duferdofin Nucor S.r.l [Member]	Jul. 31, 2008 Duferdofin Nucor S.r.l [Member]	Dec. 31, 2010 Nucor [Member]	Sep. 30, 2010 Nucor [Member]	Dec. 31, 2010 Steel Technologies LLC [Member]	Apr. 30, 2010 Steel Technologies LLC [Member]
Notes receivable, related parties																									$ 40
Equity method investments	797.6			797.6				582.5								229.1			531.9	534
Percentage of equity interest																	50.00%					50.00%		50.00%		100.00%
Difference between carrying amount and underlying equity																			453.4
Equity method investments, share of net assets																			78.5
Step-up to fair value of equity method investment, portion related to identification of goodwill																			322.7
Repayment of notes receivable from related parties														35				48.9
Investment in joint venture																221.3
Additional capital contribution to Duferdofin Nucor															45				63.7
Due from related parties, noncurrent															20				26.7
Line of credit extended to joint venture																									85
Line of credit extended to joint venture, amount outstanding																									40
Interest rate per year in excess of Euribor as of date of the note		1.00%
Interest rate per year that was reset in excess of Euribor rate						1.00%
Amortization expense and other purchase accounting adjustments associated with the fair value step-up																			11.5	15.4	32
Total amount outstanding under equity method investment's applicable credit facilities													87
Equity method investment's credit facilities													112.5
Amount outstanding under equity method investment's credit facilities guaranteed by Nucor												43.5											58.1
Interest rate on note to related party in excess of LIBOR																									90.00%
Interest rate on line of credit to related party in excess of LIBOR																									300.00%
Impairment charges			84.8		99
Debt instrument - maturity date									Mar 31, 2011	Oct 21, 2014	Jan 31, 2016
Steel technologies sheet processing facilities							23
Percentage of interest in the joint venture that will be terminated on closure of plant				25.00%
Pre-tax charge for the estimated closure costs	$ 10			$ 10

Current Liabilities (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Book overdrafts	$ 63	$ 73.7
Dividends payable, current	$ 115.2	$ 114.2

Debt and Other Financing Arrangements (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended					12 Months Ended
	Jun. 30, 2008	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 30- Year Variable Rate Gulf Opportunity Zone Bonds [Member]	Nov. 30, 2010 30- Year Variable Rate Gulf Opportunity Zone Bonds [Member]	Sep. 30, 2010 4.125% Unsecured Notes Due in 2022 [Member]	Jun. 30, 2008 Foreign Currency Loans [Member]	Dec. 31, 2010 Letters of Credit [Member]	Jun. 30, 2008 Letters of Credit [Member]	Dec. 31, 2010 Harris Steel [Member]	Dec. 31, 2010 Nucor Trading S.A. [Member]
Debt instrument face amount						$ 600,000,000	$ 600,000,000
Debt instrument interest rate							4.13%
Debt instrument - maturity date							2022
Annual aggregate long-term debt maturities - 2011		0
Annual aggregate long-term debt maturities - 2012		650,000,000
Annual aggregate long-term debt maturities - 2013		250,000,000
Annual aggregate long-term debt maturities - 2014		3,300,000
Annual aggregate long-term debt maturities - 2015		16,300,000
Annual aggregate long-term debt maturities - thereafter		3,361,000,000
Term of variable rate bonds					30
Net proceeds from issuance of debt		1,198,992,000		989,715,000	598,500,000
Proceeds from unsecured notes payable							594,900,000
Debt issuance costs		4,050,000		6,937,000			5,100,000
Additional line of credit facility	200,000,000
Ratio on the limit of funded debt to capital on credit facility		60.00%
Ratio of funded debt to total capital		37.00%
Revolving credit facility	1,300,000,000										51,300,000	115,000,000
Multi-year revolving credit agreement maturity date	November 2012
Credit facility availability								850,000,000		500,000,000
Amount outstanding under credit facility									19,700,000		1,000,000	12,300,000
Outstanding guarantees												700,000
Interest expenses capitalized		$ 900,000	$ 16,400,000	$ 10,000,000
Noncontrolling interest, ownership percentage by parent		51.00%										75.00%

Debt and Other Financing Arrangements (Schedule of Debt and Other Financing Arrangements) (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Industrial Revenue Bonds [Member] 0.34% to 1.8%, Variable, Due from 2014 to 2040 [Member]	Dec. 31, 2009 Industrial Revenue Bonds [Member] 0.34% to 1.8%, Variable, Due from 2014 to 2040 [Member]	Dec. 31, 2010 0.34% to 1.8%, Variable, Due from 2014 to 2040 [Member]	Dec. 31, 2010 Notes, 4.875%, Due 2012 [Member]	Dec. 31, 2009 Notes, 4.875%, Due 2012 [Member]	Dec. 31, 2010 Notes, 5.0%, Due 2012 [Member]	Dec. 31, 2009 Notes, 5.0%, Due 2012 [Member]	Dec. 31, 2010 Notes, 5.0%, Due 2013 [Member]	Dec. 31, 2009 Notes, 5.0%, Due 2013 [Member]	Dec. 31, 2010 Notes, 5.75%, Due 2017 [Member]	Dec. 31, 2009 Notes, 5.75%, Due 2017 [Member]	Dec. 31, 2010 Notes, 5.85%, Due 2018 [Member]	Dec. 31, 2009 Notes, 5.85%, Due 2018 [Member]	Dec. 31, 2010 Notes, 4.125%, Due 2022 [Member]	Dec. 31, 2010 Notes, 6.40%, Due 2037 [Member]	Dec. 31, 2009 Notes, 6.40%, Due 2037 [Member]
Debt instrument face amount			$ 1,030,200,000	$ 436,200,000		$ 350,000,000	$ 350,000,000	$ 300,000,000	$ 300,000,000	$ 250,000,000	$ 250,000,000	$ 600,000,000	$ 600,000,000	$ 500,000,000	$ 500,000,000	$ 600,000,000	$ 650,000,000	$ 650,000,000
Long-term debt	4,280,200,000	3,086,200,000
Less current maturities		(6,000,000)
Total long-term debt, noncurrent	$ 4,280,200,000	$ 3,080,200,000
Debt instrument interest rate						4.88%		5.00%		5.00%		5.75%		5.85%		4.13%	6.40%
Debt instrument interest rate - minimum					0.34
Debt instrument interest rate - maximum					1.8
Debt instrument - maturity date						2012		2012		2013		2017		2018		2022	2037
Debt instrument - maturity rate - start					2014
Debt instrument - maturity date - end					2040

Capital Stock (Narrative) (Details) (USD $) In Thousands, except Share data	1 Months Ended	12 Months Ended
	May 31, 2008	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
The par value of common stock		$ 0.4
Common stock shares authorized		800,000,000	800,000,000
Preferred stock shares authorized		250,000
Preferred stock par value per share		$ 4
Preferred stock shares outstanding		0
Preferred stock shares issued		0
Public offering of common shares	27,700,000
Offering price per common share	$ 74
Net proceeds of offering of common shares	$ 1,990,000	$ 4,687	$ 3,716	$ 1,996,690

Stockholder Rights Plan (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Entitlement of right to purchase certain percentage of newly authorized shares	$ 0.0002
Preferred stock intended to be the economic equivalent of one share of common stock	$ 0.0002
Percentage of beneficial ownership for the exercise of rights, minimum	15.00%
Exercise price of common share	$ 150
Redemption price per right	$ 0.001
Expiry date of rights	March 8, 2011
Number of times voting power of each share of preferred stock against one share of common stock	5,000

Derivative Financial Instruments (Narrative) (Details)	3 Months Ended	12 Months Ended		12 Months Ended
	Jun. 28, 2008 USD ( $)	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 Purchase Commitments Due in 2011 [Member] USD ( $)	Dec. 31, 2010 Purchase Commitments Due in 2012 [Member] USD ( $)	Dec. 31, 2010 Purchase Commitments Due in 2013 [Member] USD ( $)	Dec. 31, 2010 Purchase Commitments Due in 2014 [Member] USD ( $)	Dec. 31, 2010 Purchase Commitments Due in 2015 [Member] USD ( $)	Dec. 31, 2010 Purchase Commitments Due Between 2016 and 2028 [Member] USD ( $)	Dec. 31, 2010 Forward Contracts [Member] USD ( $)	Feb. 29, 2008 SHV North America Corporation [Member]	Jun. 28, 2010 Duferdofin Nucor S.r.l [Member] EUR ( €)	Jul. 31, 2008 Duferdofin Nucor S.r.l [Member]	Jun. 28, 2008 Duferdofin Nucor S.r.l [Member]	Sep. 30, 2010 Nucor [Member]
Notional value of commodity derivatives		19.1 million MMBTUs
Notional value of commodity derivatives												€ 423,500,000
Notional value of foreign currency derivatives		18,600,000
Net deferred losses on cash flow hedges on natural gas forward purchase contracts that are included in accumulated other comprehensive income that are expected to be reclassified into earnings during the next twelve months		(68,889,000)	(74,073,000)							(35,400,000)
Purchase commitment of natural gas to be used for production				95,100,000	46,200,000	31,200,000	28,900,000	28,300,000	401,500,000
Equity method investment, ownership percentage											100.00%		50.00%	50.00%	50.00%
Gains included in marketing, administrative and other expenses	$ 17,600,000

Derivative Financial Instruments (Derivative Instruments in Statement of Financial Position, Fair Value) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Derivative Liability Designated as Hedging Instrument, Fair Value	$ (63,700)	$ (95,900)
Total liability derivatives	(66,661)	(99,565)
Accrued Expenses and Other Current Liabilities [Member] | Commodity Contracts [Member]
Derivative Liability Designated as Hedging Instrument, Fair Value	(8,900)	(23,000)
Derivative Liability Not Designated as Hedging Instrument, Fair Value	(2,961)	(3,665)
Deferred Credits and Other Liabilities [Member] | Commodity Contracts [Member]
Derivative Liability Designated as Hedging Instrument, Fair Value	(54,800)	(72,900)
Other Assets [Member] | Foreign Exchange Contracts [Member]
Asset derivatives not designated as hedging instruments	$ 266	$ 445

Derivative Financial Instruments (Derivative Instruments, Gain (Loss) in Statement of Financial Performance) (Details) (Commodity Contracts [Member], Cash Flow Hedging [Member], Cost of Sales [Member], USD  $)
In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	$ (29,957)	$ (48,616)
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Earnings (Effective Portion)	(35,141)	(40,543)
Amount of Gain or (Loss) Recognized in Earnings on Derivative (Ineffective Portion)	$ 600	$ (1,700)

Derivative Financial Instruments (Derivatives Not Designated as Hedging Instruments) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Amount of Gain or (Loss) in Earnings on Derivatives Not Designated as Hedging Instruments	$ (510)	$ (7,937)
Foreign Exchange Contracts [Member] | Cost of Sales [Member]
Amount of Gain or (Loss) in Earnings on Derivatives Not Designated as Hedging Instruments	907	(3,050)
Commodity Contracts [Member] | Cost of Sales [Member]
Amount of Gain or (Loss) in Earnings on Derivatives Not Designated as Hedging Instruments	$ (1,417)	$ (4,887)

Fair Value Measurements (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Cash equivalents	$ 1,156,240,000	$ 1,907,066,000
Short-term investments	1,153,623,000	225,000,000
Foreign exchange contracts	266,000	445,000
Restricted cash	598,482,000
Commodity contracts	(66,661,000)	(99,565,000)
Fair value of long-term debt	4,590,000,000	3,300,000,000
Fair Value, Inputs, Level 1 [Member]
Cash equivalents	1,156,240,000	1,907,066,000
Short-term investments	1,153,623,000	225,000,000
Foreign exchange contracts
Restricted cash	598,482,000
Total assets	2,908,345,000	2,132,066,000
Fair Value, Inputs, Level 1 [Member]
Commodity contracts
Fair Value, Inputs, Level 2 [Member]
Cash equivalents
Short-term investments
Foreign exchange contracts	266,000	445,000
Restricted cash
Total assets	266,000	445,000
Fair Value, Inputs, Level 2 [Member]
Commodity contracts	(66,661,000)	(99,565,000)
Total Assets [Member]
Total assets	2,908,611,000	2,132,511,000
Fair Value, Inputs, Level 3 [Member]
Commodity contracts

Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Accrual for environmental loss contingencies, gross	$ 35	$ 37.4
Accrued environmental loss contingencies, current	13.5	15.9
Accrued environmental loss contingencies, noncurrent	$ 21.5	$ 21.5
Steel manufacturers, number of manufacturers	8

Stock-Based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock options exercise prices as percentage of the market value on the date of the grant	100.00%
Exercised, aggregate intrinsic value	$ 8,500,000	$ 7,000,000	$ 25,400,000
Stock option grant, grant date fair value	$ 15.5
Total aggregate intrinsic value of options outstanding	14,400,000
Total aggregate intrinsic value of options exercisable	13,800,000
Compensation expense for stock options	729,000	0	0
Unrecognized compensation expense related to unvested restricted stock	3,000,000
Weighted average recognition period for unrecognized compensation expense related to unvested restricted stock (years)	2.4
Stock Options Granted Prior to 2006 [Member]
Stock option vesting period	six months
Stock options term, years	7
Stock Options Granted In 2010 [Member]
Stock option vesting period	three years
Stock options term, years	10
RSU [Member]
Total fair value of shares vested	30,400,000	37,200,000	33,300,000
Unrecognized compensation expense related to unvested restricted stock	34,700,000
Weighted average recognition period for unrecognized compensation expense related to unvested restricted stock (years)	1.7
Share-based compensation expense	37,000,000	47,300,000	39,800,000
RSA [Member]
Additional common stock units for election of deferred annual incentive award, percentage	25.00%
Compensation expense for stock options	5,200,000	7,300,000	10,100,000
Total fair value of shares vested	10,200,000	13,300,000	25,700,000
Unrecognized compensation expense related to unvested restricted stock	$ 1,500,000
Weighted average recognition period for unrecognized compensation expense related to unvested restricted stock (years)	1.4

Stock-Based Compensation (Schedule of Stock Option Plans Activity) (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Outstanding at beginning of year, shares	1,060	1,299	1,852
Granted, shares	242
Exercised, shares	(319)	(239)	(553)
Canceled, shares
Outstanding at end of year, shares	983	1,060	1,299
Options exercisable at end of year, shares	741	1,060	1,299
Outstanding, weighted-average exercise price beginning of year	$ 21.95	$ 20.8	$ 20.37
Granted, weighted-average exercise price	$ 41.43
Exercised, weighted-average exercise price	$ 14.6	$ 15.69	$ 19.36
Canceled, weighted-average exercise price
Outstanding, weighted-average exercise price, end of year	$ 29.14	$ 21.95	$ 20.8
Options exercisable, weighted-average exercise price	$ 25.12	$ 21.95	$ 20.8

Stock-Based Compensation (Stock Options Outstanding) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Number of options outstanding	983	1,060	1,299	1,852
Weighted-average remaining contractual life of options outstanding (years)	3.1
Weighted-average exercise price of options outstanding	$ 29.14	$ 21.95	$ 20.8	$ 20.37
Options Exercisable	741	1,060	1,299
Weighted-average exercise price of options exercisable	$ 25.12	$ 21.95	$ 20.8
Exercise price of options outstanding and exercisable, lower limit	$ 10
Exercise price of options outstanding and exercisable, upper limit	$ 41.43
$10.00 - $20.00 [Member]
Number of options outstanding	305
Weighted-average remaining contractual life of options outstanding (years)	0.5
Weighted-average exercise price of options outstanding	$ 18.54
Options Exercisable	305
Weighted-average exercise price of options exercisable	$ 18.54
Exercise price of options outstanding and exercisable, lower limit	$ 10
Exercise price of options outstanding and exercisable, upper limit	$ 20
20.01 - 30.00 [Member]
Number of options outstanding	236
Weighted-average remaining contractual life of options outstanding (years)	1.7
Weighted-average exercise price of options outstanding	$ 28.86
Options Exercisable	236
Weighted-average exercise price of options exercisable	$ 28.86
Exercise price of options outstanding and exercisable, lower limit	$ 20.01
Exercise price of options outstanding and exercisable, upper limit	$ 30
30.01 - 40.00 [Member]
Number of options outstanding	200
Weighted-average remaining contractual life of options outstanding (years)	1.2
Weighted-average exercise price of options outstanding	$ 30.73
Options Exercisable	200
Weighted-average exercise price of options exercisable	$ 30.73
Exercise price of options outstanding and exercisable, lower limit	$ 30.01
Exercise price of options outstanding and exercisable, upper limit	$ 40
40.01 - 41.43 [Member]
Number of options outstanding	242
Weighted-average remaining contractual life of options outstanding (years)	9.4
Weighted-average exercise price of options outstanding	$ 41.43
Exercise price of options outstanding and exercisable, lower limit	$ 40.01
Exercise price of options outstanding and exercisable, upper limit	$ 41.43

Stock-Based Compensation (Schedule of Grant Date Fair Value Calculated Using Black-Scholes Option-Pricing Model) (Details) (USD $)	12 Months Ended
Dec. 31, 2010
Exercise price	$ 41.43
Expected dividend yield	3.48%
Expected stock price volatility	50.58%
Risk-free interest rate	2.75%
Expected life (in years)	6.5

Stock-Based Compensation (Summary of Nucor's Restricted Stock Unit Activity) (Details) (RSU [Member], USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unvested at beginning of year, shares	1,464	1,139	918
Granted, shares	462	1,147	679
Vested, shares	(709)	(805)	(451)
Canceled, shares	(14)	(17)	(7)
Unvested at end of year, shares	1,203	1,464	1,139
Unvested, grant date fair value at beginning of year	$ 54.69	$ 67.67	$ 60.82
Granted, grant date fair value	$ 43.05	$ 43.91	$ 74.8
Vested, grant date fair value	$ 55.24	$ 57.58	$ 64.45
Canceled, grant date fair value	$ 49.52	$ 60.44	$ 67.62
Unvested, grant date fair value at end of year	$ 49.96	$ 54.69	$ 67.67
Shares reserved for future grants	14,777	15,878	17,011

Stock-Based Compensation (Summary of Nucor's Restricted Stock Unit Activity under AIP and LTIP) (Details) (RSA [Member], USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unvested at beginning of year, shares	240	375	479
Granted, shares	131	256	280
Vested, shares	(230)	(391)	(384)
Unvested at end of year, shares	141	240	375
Unvested, grant date fair value at beginning of year	$ 50.75	$ 61.57	$ 51.93
Granted, grant date fair value	$ 44.82	$ 32.16	$ 67.33
Vested, grant date fair value	$ 51.13	$ 48.96	$ 53.76
Unvested, grant date fair value at end of year	$ 44.62	$ 50.75	$ 61.57
Shares reserved for future grants	1,600	1,731	1,987

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2027	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Compensation expense		$ 22.1	$ 9.6	$ 281.3
Unfunded obligation		45.5	44.6
Expenses associated with employee benefit plans		$ 2.7	$ 1.9	$ 2.7
Discount rate used to calculate expenses		5.50%	6.00%	6.40%
Health care cost trend rate	4.50%	6.80%	6.90%	7.50%
Year that trend rate is projected to reach ultimate rate		2027

Interest Expense (Income) (Narrative) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest paid	$ 151.8	$ 158.7	$ 146.1

Interest Expense (Income) (Components of Net Interest Expense) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest expense	$ 161,140	$ 149,922	$ 134,554
Interest income	(8,047)	(15,170)	(44,071)
Interest expense, net	$ 153,093	$ 134,752	$ 90,483

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Current deferred tax assets	$ 186,000,000	$ 224,600,000
Non-current deferred tax liabilities	448,200,000	342,000,000
Net federal, state and foreign income taxes	245,000,000	(213,200,000)	(952,700,000)
Undistributed earnings from foreign operations	129,000,000	100,000,000
State net operating loss carryforwards	843,000,000	646,800,000
Foreign net operating loss carryforwards	81,200,000	85,200,000
Unrecognized tax benefits	92,752,000	108,587,000	87,734,000	102,174,000
Amount of unrecognized tax benefits affects effective tax rate	85,300,000	102,000,000
Estimate of possible decrease in gross uncertain tax positions, exclusive of interest, as a result of the expiration of the statute of limitations	8,900,000
Expense for interest and penalties	(5,300,000)	9,900,000
Accrued interest and penalties related to uncertain tax positions	$ 30,600,000	$ 35,100,000
Minimum [Member] | Foreign Country [Member]
Unused net operating loss carryforward expiration year	2027
Minimum [Member] | State and Local Jurisdiction [Member]
Unused net operating loss carryforward expiration year	2014
Maximum [Member] | Foreign Country [Member]
Unused net operating loss carryforward expiration year	2029
Maximum [Member] | State and Local Jurisdiction [Member]
Unused net operating loss carryforward expiration year	2030

Income Taxes (Components of Earnings (Loss) from Continuing Operations before Income Taxes and Noncontrolling Interests) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
United States	$ 260,794	$ (353,463)	$ 3,082,536
Foreign	6,321	(60,515)	21,855
Earnings (loss) before income taxes and noncontrolling interests	$ 267,115	$ (413,978)	$ 3,104,391

Income Taxes (Provision for Income Taxes) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Federal, current	$ (66,462)	$ (258,683)	$ 1,090,099
State, current	(19,297)	(22,274)	114,972
Foreign, current	8,289	15,611	47,885
Total current	(77,470)	(265,346)	1,252,956
Federal, deferred	138,662	115,630	(238,899)
State, deferred	12,223	(10,354)	(14,505)
Foreign, deferred	(12,623)	(16,730)	(40,072)
Total deferred	138,262	88,546	(293,476)
Total provision for income taxes	$ 60,792	$ (176,800)	$ 959,480

Income Taxes (Reconciliation of the Federal Statutory Tax Rate to Total Provision) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	(1.72%)	5.12%	2.10%
Federal research credit	(1.19%)	0.84%	(0.05%)
Domestic manufacturing deduction		(0.13%)	(1.99%)
Equity in losses of foreign joint venture	3.09%	(5.93%)
Foreign rate differential	(3.83%)	2.79%	(0.88%)
Noncontrolling interests	(9.47%)	4.77%	(3.54%)
Other, net	0.88%	0.25%	0.27%
Provision for income taxes	22.76%	42.71%	30.91%

Income Taxes (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Accrued liabilities and reserves	$ 115,095	$ 142,864
Allowance for doubtful accounts	16,809	11,807
Inventory	140,676	166,378
Post-retirement benefits	17,889	18,913
Natural gas hedges	42,469	50,204
Net operating loss carryforward	50,529	46,504
Cumulative translation adjustments	506
Tax credit carryforwards	24,000	24,000
Total deferred tax assets	407,973	460,670
Cumulative translation adjustment		(911)
Holdbacks and amounts not due under contracts	(13,007)	(17,276)
Intangibles	(250,247)	(260,578)
Property, plant and equipment	(406,889)	(299,326)
Total deferred tax liabilities	(670,143)	(578,091)
Total net deferred tax liabilities	$ (262,170)	$ (117,421)

Income Taxes (Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Balance at beginning of year	$ 108,587	$ 87,734	$ 102,174
Additions based on tax positions related to current year	1,983	2,422	19,488
Reductions based on tax positions related to current year	(1,358)
Additions based on tax positions related to prior years	5,705	858	23,668
Reductions based on tax positions related to prior years	(4,046)	(15,540)	(48,714)
Additions due to settlements with taxing authorities	2,363	36,317
Reductions due to settlements with taxing authorities	(3,246)	(1,288)	(73)
Reductions due to statute of limitations lapse	(17,236)	(1,916)	(10,775)
Additions from current year acquisitions			1,966
Balance at end of year	$ 92,752	$ 108,587	$ 87,734

Earnings (Loss) Per Share (Details) (USD $) In Thousands, except Per Share data	3 Months Ended												12 Months Ended
	Dec. 31, 2010		Oct. 02, 2010		Jul. 03, 2010		Apr. 03, 2010		Dec. 31, 2009	Oct. 03, 2009	Jul. 04, 2009	Apr. 04, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Basic net earnings (loss)	$ (11,359)	[1]	$ 23,495	[1]	$ 90,992	[1]	$ 30,964	[1]	$ 58,907	$ (29,538)	$ (133,337)	$ (189,645)	$ 134,092	$ (293,613)	$ 1,830,990
Earnings allocated to participating securities													(1,823)	(1,946)	(6,797)
Net earnings (loss) available to common stockholders													132,269	(295,559)	1,824,193
Average shares outstanding													315,962	314,873	304,525
Basic net earnings (loss) per share	$ (0.04)		$ 0.07		$ 0.29		$ 0.1		$ 0.19	$ (0.1)	$ (0.43)	$ (0.6)	$ 0.42	$ (0.94)	$ 5.99
Earnings allocated to participating securities - Diluted													(1,823)	(1,946)	(6,484)
Net earnings (loss) available to common stockholders													$ 132,269	$ (295,559)	$ 1,824,506
Basic shares outstanding													315,962	314,873	304,525
Dilutive effect of stock options and other													548		481
Diluted average shares outstanding													316,510	314,873	305,006
Diluted net earnings (loss) per share	$ (0.04)		$ 0.07		$ 0.29		$ 0.1		$ 0.18	$ (0.1)	$ (0.43)	$ (0.6)	$ 0.42	$ (0.94)	$ 5.98

[1]	The fourth quarter includes a charge of $10.0 million for Nucor's share of the estimated closure costs of the HIsmelt plant.

Segments (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales to external customers	$ 15,844,627	$ 11,190,296	$ 23,663,324
Intercompany sales
Depreciation expense	512,147	494,035	479,484
Amortization expense	70,455	72,388	69,423
Capital expenditures	345,294	390,500	1,018,980
Earnings (loss) before income taxes and noncontrolling interests	267,115	(413,978)	3,104,391
Segment assets	13,921,910	12,571,904	13,874,443
Steel Mills [Member]
Net sales to external customers	10,860,760	7,159,512	16,477,900
Intercompany sales	1,719,937	1,027,167	2,165,459
Depreciation expense	370,458	357,722	360,140
Amortization expense	262	400	400
Capital expenditures	186,236	217,690	771,220
Earnings (loss) before income taxes and noncontrolling interests	778,946	(350,372)	3,604,781
Segment assets	5,969,846	5,446,028	6,603,944
Raw Materials [Member]
Net sales to external customers	1,814,329	1,076,964	2,403,075
Intercompany sales	8,052,986	3,402,084	7,584,685
Depreciation expense	78,308	75,699	66,845
Amortization expense	28,577	30,412	24,758
Capital expenditures	125,536	113,000	157,952
Earnings (loss) before income taxes and noncontrolling interests	106,317	(76,965)	161,726
Segment assets	2,710,544	2,417,649	2,324,857
All Other [Member]
Net sales to external customers	338,329	262,498	442,825
Intercompany sales	8,616	10,888	10,069
Depreciation expense	90	105	210
Amortization expense	871	871	285
Capital expenditures	24	74	132
Earnings (loss) before income taxes and noncontrolling interests	4,344	(14,130)	10,207
Segment assets	170,174	138,286	207,767
Corporate/eliminations [Member]
Intercompany sales	(9,825,104)	(4,467,592)	(9,805,958)
Earnings (loss) before income taxes and noncontrolling interests	(449,059)	140,289	(968,207)
Segment assets	2,235,534	1,862,263	1,530,557
Corporate [Member]
Depreciation expense	4,862	2,521	886
Amortization expense
Capital expenditures	12,177	22,135	5,787
Steel Products [Member]
Net sales to external customers	2,831,209	2,691,322	4,339,524
Intercompany sales	43,565	27,453	45,745
Depreciation expense	58,429	57,988	51,403
Amortization expense	40,745	40,705	43,980
Capital expenditures	21,321	37,601	83,889
Earnings (loss) before income taxes and noncontrolling interests	(173,433)	(112,800)	295,884
Segment assets	$ 2,835,812	$ 2,707,678	$ 3,207,318

Segments (Schedule of Net Sales By Products from External Customers) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales to external customers	$ 15,844,627	$ 11,190,296	$ 23,663,324
Sheet [Member]
Net sales to external customers	4,952,236	2,877,140	6,503,074
Bar [Member]
Net sales to external customers	2,668,706	2,042,471	4,362,420
Structural [Member]
Net sales to external customers	1,633,203	1,275,795	3,085,284
Plate [Member]
Net sales to external customers	1,606,615	964,106	2,527,122
Steel Products [Member]
Net sales to external customers	2,831,209	2,691,322	4,339,524
Raw Materials [Member]
Net sales to external customers	1,814,329	1,076,964	2,403,075
All Other [Member]
Net sales to external customers	$ 338,329	$ 262,498	$ 442,825

Quarterly Information (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Oct. 02, 2010		Jul. 03, 2010		Apr. 03, 2010		Dec. 31, 2009		Oct. 03, 2009		Jul. 04, 2009		Apr. 04, 2009		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net sales	$ 3,853,750,000		$ 4,140,069,000		$ 4,195,966,000		$ 3,654,842,000		$ 2,937,944,000		$ 3,120,005,000		$ 2,478,028,000		$ 2,654,319,000		$ 15,844,627,000	$ 11,190,296,000	$ 23,663,324,000
Gross margin	132,543,000	[1]	190,290,000	[1]	308,037,000	[1]	212,795,000	[1]	221,120,000	[2]	119,154,000	[2]	(61,876,000)	[2]	(124,005,000)	[2]
Net earnings (loss)	8,887,000	[3]	50,024,000	[3]	106,218,000	[3]	41,194,000	[3]	86,427,000		(5,311,000)		(127,769,000)		(190,525,000)		206,323,000	(237,178,000)	2,144,911,000
Net earnings (loss) attributable to Nucor stockholders	(11,359,000)	[3]	23,495,000	[3]	90,992,000	[3]	30,964,000	[3]	58,907,000		(29,538,000)		(133,337,000)		(189,645,000)		134,092,000	(293,613,000)	1,830,990,000
Basic	$ (0.04)		$ 0.07		$ 0.29		$ 0.1		$ 0.19		$ (0.1)		$ (0.43)		$ (0.6)		$ 0.42	$ (0.94)	$ 5.99
Diluted	$ (0.04)		$ 0.07		$ 0.29		$ 0.1		$ 0.18		$ (0.1)		$ (0.43)		$ (0.6)		$ 0.42	$ (0.94)	$ 5.98
LIFO charges	23,000,000		50,000,000		67,000,000		24,000,000
Pre-tax charge for the estimated closure costs	10,000,000																10,000,000
LIFO credits									116,900,000		120,000,000		125,000,000		105,000,000
Lower of cost of market charge															$ 59,600,000

[1]	Nucor incurred LIFO charges of $24.0 million, $67.0 million, $50.0 million and $23.0 million in the first, second, third and fourth quarters, respectively.
[2]	Nucor incurred LIFO credits of $105.0 million, $125.0 million, $120.0 million and $116.9 million in the first, second, third and fourth quarters, respectively. Nucor also incurred charges of $59.6 million in the first quarter for writing down inventory to the lower of cost or market.
[3]	The fourth quarter includes a charge of $10.0 million for Nucor's share of the estimated closure costs of the HIsmelt plant.

Valuation and Qualifying Accounts (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
LIFO reserve balance at beginning of year	$ 456,448	$ 923,362	$ 581,528
Additions charged to costs and expenses	163,966		341,834
Deductions		(466,914)
LIFO reserve balance at end of year	$ 620,414	$ 456,448	$ 923,362